GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 10.6%
Aerospace & Defense – 0.1%
10,905	BAE Systems PLC	$ 104,013
945	General Dynamics Corp.	212,540
190	HEICO Corp.	27,180
171	HEICO Corp. Class A	20,022
814	Huntington Ingalls Industries, Inc.	171,314
1,317	Kongsberg Gruppen ASA	47,109
698	L3Harris Technologies, Inc.	168,148
505	Lockheed Martin Corp.	222,256
452	Northrop Grumman Corp.	211,522
2,036	Raytheon Technologies Corp.	193,664
7,753	Singapore Technologies Engineering Ltd.	23,234
3,850	Textron, Inc.	251,367
523	Thales SA	63,866
234	The Boeing Co.*	30,748

		1,746,983

Air Freight & Logistics – 0.1%
1,608	C.H. Robinson Worldwide, Inc.	174,484
10,499	Deutsche Post AG	434,487
643	DSV A/S	105,733
1,049	Expeditors International of Washington, Inc.	114,173
1,160	FedEx Corp.	260,513
1,410	United Parcel Service, Inc. Class B	256,972
1,555	Yamato Holdings Co. Ltd.	26,893

		1,373,255

Airlines* – 0.0%
5,077	Qantas Airways Ltd.	20,028

Auto Components – 0.0%
255	Aptiv PLC*	27,091
3,257	BorgWarner, Inc.	131,322
1,222	Bridgestone Corp.	48,254
318	Cie Generale des Etablissements Michelin SCA	41,458
799	Denso Corp.	48,969
127	Lear Corp.	17,902
1,244	Magna International, Inc.	80,727
1,887	Sumitomo Electric Industries Ltd.	20,900
2,143	Valeo	47,627

		464,250

Automobiles – 0.1%
1,035	Bayerische Motoren Werke AG	89,919
300	Ferrari NV	58,538
24,196	Ford Motor Co.	331,001
763	General Motors Co.*	29,513
5,826	Honda Motor Co. Ltd.	145,068
2,072	Isuzu Motors Ltd.	24,316
7,964	Mazda Motor Corp.	67,665
2,524	Mercedes-Benz Group AG	179,859
1,574	Renault SA*	43,414
7,565	Stellantis NV	113,499
2,254	Subaru Corp.	39,127
1,533	Tesla, Inc.*	1,162,413
17,321	Toyota Motor Corp.	288,164
293	Volkswagen AG	66,414

		2,638,910

Shares	Description	Value

Common Stocks – (continued)
Banks – 0.5%
3,306	ABN AMRO Bank NV(a)	$ 38,602
7,704	Australia & New Zealand Banking Group Ltd.	138,103
12,254	Banco Bilbao Vizcaya Argentaria SA	67,057
33,107	Banco Santander SA	107,393
4,450	Bank Hapoalim BM	41,205
14,802	Bank Leumi Le-Israel BM	147,378
19,557	Bank of America Corp.	727,520
1,831	Bank of Montreal	199,176
44,042	Barclays PLC	93,880
2,355	BNP Paribas SA	134,790
40,706	BOC Hong Kong Holdings Ltd.	156,411
8,373	CaixaBank SA	30,308
3,082	Canadian Imperial Bank of Commerce	169,542
5,847	Citigroup, Inc.	312,288
1,977	Citizens Financial Group, Inc.	81,808
3,112	Commonwealth Bank of Australia	232,859
5,383	Credit Agricole SA	59,767
3,416	Danske Bank A/S	55,890
4,329	DBS Group Holdings Ltd.	97,598
2,734	DNB Bank ASA	55,446
1,077	Erste Groupe Bank AG	33,626
2,099	Fifth Third Bancorp	82,764
1,688	FinecoBank Banca Fineco SpA	23,920
264	First Republic Bank	40,928
1,949	Hang Seng Bank Ltd.	34,052
28,738	HSBC Holdings PLC	192,437
2,283	Huntington Bancshares, Inc.	31,688
8,045	ING Groep NV	90,970
21,803	Intesa Sanpaolo SpA	47,620
10,673	Israel Discount Bank Ltd. Class A	60,593
4,046	Japan Post Bank Co. Ltd.	31,171
9,358	JPMorgan Chase & Co.	1,237,408
381	KBC Group NV	23,816
2,689	KeyCorp.	53,672
188,358	Lloyds Banking Group PLC	107,067
439	M&T Bank Corp.	79,007
3,912	Mediobanca Banca di Credito Finanziario SpA	40,133
25,685	Mitsubishi UFJ Financial Group, Inc.	146,122
2,319	Mizrahi Tefahot Bank Ltd.	76,290
4,613	Mizuho Financial Group, Inc.	54,863
6,802	National Australia Bank Ltd.	152,494
2,335	National Bank of Canada	179,216
7,997	Natwest Group PLC	23,030
10,017	Nordea Bank Abp	101,962
26,306	Oversea-Chinese Banking Corp. Ltd.	226,941
3,381	Regions Financial Corp.	74,686
10,756	Resona Holdings, Inc.	40,437
4,048	Royal Bank of Canada	422,994
282	Signature Bank	60,988
5,390	Skandinaviska Enskilda Banken AB Class A	59,613
2,298	Societe Generale SA	61,925
4,380	Standard Chartered PLC	34,816

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
6,587	Sumitomo Mitsui Financial Group, Inc.	$ 202,020
1,315	Sumitomo Mitsui Trust Holdings, Inc.	39,773
36	SVB Financial Group*	17,589
6,339	Svenska Handelsbanken AB Class A	62,470
3,705	Swedbank AB Class A	55,937
2,750	The Bank of Nova Scotia	186,500
751	The PNC Financial Services Group, Inc.	131,733
2,611	The Shizuoka Bank Ltd.	15,349
5,114	The Toronto-Dominion Bank	390,813
1,978	Truist Financial Corp.	98,386
2,824	U.S. Bancorp	149,870
5,366	United Overseas Bank Ltd.	114,992
10,007	Wells Fargo & Co.	458,020
8,485	Westpac Banking Corp.	145,356

		8,943,078

Beverages – 0.2%
2,009	Anheuser-Busch InBev SA	113,248
2,186	Asahi Group Holdings Ltd.	73,246
1,163	Brown-Forman Corp. Class B	76,898
433	Carlsberg AS Class B	55,115
2,126	Coca-Cola Europacific Partners PLC	112,954
1,097	Coca-Cola HBC AG	24,168
307	Constellation Brands, Inc. Class A	75,359
3,438	Davide Campari-Milano NV	36,764
4,559	Diageo PLC	211,817
1,900	Heineken Holding NV	150,301
440	Heineken NV	44,243
3,245	Ito En Ltd.	137,241
2,945	Keurig Dr Pepper, Inc.	102,309
1,807	Kirin Holdings Co. Ltd.	27,952
6,953	Molson Coors Beverage Co. Class B	388,256
2,638	Monster Beverage Corp.*	235,099
4,518	PepsiCo, Inc.	757,894
426	Pernod Ricard SA	83,661
254	Remy Cointreau SA	46,779
1,619	Suntory Beverage & Food Ltd.	60,713
6,581	The Coca-Cola Co.	417,104

		3,231,121

Biotechnology – 0.2%
5,675	AbbVie, Inc.	836,325
833	Amgen, Inc.	213,864
96	Argenx SE*	29,744
1,261	Biogen, Inc.*	252,200
406	BioMarin Pharmaceutical, Inc.*	30,503
440	CSL Ltd.	85,600
44	Genmab A/S*	13,392
4,868	Gilead Sciences, Inc.	315,690
525	Horizon Therapeutics PLC*	47,087
3,263	Incyte Corp.*	247,629
1,611	Moderna, Inc.*	234,127
379	Regeneron Pharmaceuticals, Inc.*	251,936
975	Seagen, Inc.*	132,288
2,602	Swedish Orphan Biovitrum AB*	54,448
1,224	Vertex Pharmaceuticals, Inc.*	328,827

		3,073,660

Shares	Description	Value

Common Stocks – (continued)
Building Products – 0.1%
1,336	A.O. Smith Corp.	$ 80,320
978	AGC, Inc.	36,788
696	Allegion PLC	77,708
1,075	Assa Abloy AB Class B	26,500
2,707	Carrier Global Corp.	106,412
3,299	Cie de Saint-Gobain	195,544
1,121	Fortune Brands Home & Security, Inc.	77,741
161	Geberit AG	88,405
1,760	Johnson Controls International PLC	95,938
529	Kingspan Group PLC	43,550
794	Lennox International, Inc.	165,867
1,685	Lixil Corp.	32,058
5,174	Masco Corp.	293,314
6,008	Nibe Industrier AB Class B	52,448
2,425	Owens Corning	231,782
100	Rockwool International A/S Class B	27,781
396	Trane Technologies PLC	54,672

		1,686,828

Capital Markets – 0.3%
2,433	3i Group PLC	38,908
32,235	abrdn PLC	79,178
730	Ameriprise Financial, Inc.	201,677
938	ASX Ltd.	54,272
233	BlackRock, Inc.	155,896
3,114	Blackstone, Inc.	366,798
1,888	Brookfield Asset Management, Inc. Class A	95,471
462	Cboe Global Markets, Inc.	51,887
526	CME Group, Inc.	104,585
758	Coinbase Global, Inc. Class A*	59,200
7,380	Daiwa Securities Group, Inc.	35,973
8,566	Deutsche Bank AG	95,912
407	Deutsche Boerse AG	68,402
2,099	EQT AB	61,606
320	Euronext NV(a)	27,723
744	FactSet Research Systems, Inc.	284,044
1,972	Franklin Resources, Inc.	53,402
11,418	Hargreaves Lansdown PLC	123,158
3,279	Hong Kong Exchanges & Clearing Ltd.	141,482
1,471	IGM Financial, Inc.	45,310
1,224	Intercontinental Exchange, Inc.	125,325
9,387	Invesco Ltd.	181,545
2,804	KKR & Co., Inc.	153,687
447	London Stock Exchange Group PLC	41,711
99	LPL Financial Holdings, Inc.	19,423
888	Macquarie Group Ltd.	117,978
55	MarketAxess Holdings, Inc.	15,492
1,423	Moody’s Corp.	429,134
4,469	Morgan Stanley	384,960
119	MSCI, Inc. Class A	52,640
702	Nasdaq, Inc.	108,993

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
4,853	Nomura Holdings, Inc.	$ 19,070
594	Northern Trust Corp.	66,379
367	Onex Corp.	21,898
160	Partners Group Holding AG	172,157
842	Raymond James Financial, Inc.	82,929
747	S&P Global, Inc.	261,062
1,726	SBI Holdings, Inc.	35,014
645	Schroders PLC	24,055
1,766	SEI Investments Co.	103,187
27,688	Singapore Exchange Ltd.	191,957
1,810	St. James’s Place PLC	29,519
1,704	State Street Corp.	123,523
1,300	T. Rowe Price Group, Inc.	165,217
2,889	The Bank of New York Mellon Corp.	134,656
4,392	The Carlyle Group, Inc.	169,224
2,522	The Charles Schwab Corp.	176,792
395	TMX Group Ltd.	42,980
804	Tradeweb Markets, Inc. Class A	54,358
9,955	UBS Group AG	187,738

		5,837,487

Chemicals – 0.2%
682	Air Liquide SA	119,464
281	Air Products & Chemicals, Inc.	69,171
404	Akzo Nobel NV	35,165
79	Albemarle Corp.	20,573
385	Arkema SA	46,612
770	BASF SE	42,524
359	Celanese Corp. Class A	56,191
366	CF Industries Holdings, Inc.	36,150
330	Chr Hansen Holding A/S	24,748
2,186	Corteva, Inc.	136,887
1,824	Covestro AG(a)	83,609
937	Croda International PLC	81,588
1,675	Dow, Inc.	113,867
1,181	DuPont de Nemours, Inc.	80,131
859	Eastman Chemical Co.	94,627
383	Ecolab, Inc.	62,778
77	EMS-Chemie Holding AG	66,098
838	Evonik Industries AG	22,485
268	FMC Corp.	32,851
34	Givaudan SA	125,071
2,562	ICL Group Ltd.	28,620
274	International Flavors & Fragrances, Inc.	36,215
1,991	Johnson Matthey PLC	52,913
1,243	JSR Corp.	39,211
490	Koninklijke DSM NV	82,517
758	Linde PLC	246,107
171	LyondellBasell Industries NV Class A	19,537
13,513	Mitsubishi Chemical Holdings Corp.	80,508
2,221	Nippon Sanso Holdings Corp.	41,632
264	Nitto Denko Corp.	19,124
898	Novozymes A/S Class B	57,018
1,506	Nutrien Ltd.	147,177
580	OCI NV*	20,366
391	PPG Industries, Inc.	49,458
831	RPM International, Inc.	73,211
271	Shin-Etsu Chemical Co. Ltd.	38,345

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
376	Sika AG	$ 104,373
502	Solvay SA	49,043
15,186	Sumitomo Chemical Co. Ltd.	62,772
435	Symrise AG Class A	48,068
3,590	The Mosaic Co.	224,913
921	The Sherwin-Williams Co.	246,865
2,308	Tosoh Corp.	33,538
680	Umicore SA	30,189
693	Yara International ASA	35,931

		3,218,241

Commercial Services & Supplies – 0.1%
3,315	Brambles Ltd.	25,835
573	Cintas Corp.	228,243
306	Copart, Inc.*	35,046
1,156	Dai Nippon Printing Co. Ltd.	26,450
7,952	Rentokil Initial PLC	50,677
1,120	Republic Services, Inc. Class A	149,901
8,494	Rollins, Inc.	301,197
460	Secom Co. Ltd.	30,293
8,056	Securitas AB Class B	86,012
1,511	Toppan, Inc.	28,398
1,057	Waste Connections, Inc.	134,810
1,164	Waste Management, Inc.	184,506

		1,281,368

Communications Equipment – 0.1%
952	Arista Networks, Inc.*	97,371
11,477	Cisco Systems, Inc.	517,039
707	F5, Inc.*	115,269
3,543	Juniper Networks, Inc.	108,699
645	Motorola Solutions, Inc.	141,732
14,930	Nokia Oyj	75,037
6,541	Telefonaktiebolaget LM Ericsson Class B	53,117

		1,108,264

Construction & Engineering – 0.1%
3,201	ACS Actividades de Construccion y Servicios SA	90,766
878	Bouygues SA	30,320
1,712	Eiffage SA	169,611
1,279	Ferrovial SA	32,988
2,133	Kajima Corp.	22,922
2,419	Obayashi Corp.	17,127
3,125	Shimizu Corp.	16,605
1,301	Skanska AB Class B	22,471
1,151	Taisei Corp.	34,320
1,724	Vinci SA	166,366
3,004	WSP Global, Inc.	331,595

		935,091

Construction Materials – 0.0%
1,432	CRH PLC	59,103
1,364	HeidelbergCement AG	79,662
2,545	Holcim Ltd.*	126,185
2,086	James Hardie Industries PLC	53,851
139	Martin Marietta Materials, Inc.	47,174
244	Vulcan Materials Co.	40,228

		406,203

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Finance – 0.1%
4,672	Ally Financial, Inc.	$ 205,755
1,675	American Express Co.	282,774
2,011	Capital One Financial Corp.	257,126
1,855	Discover Financial Services	210,524
5,706	Synchrony Financial	211,350

		1,167,529

Containers & Packaging – 0.0%
3,871	Amcor PLC	50,710
280	Avery Dennison Corp.	48,317
632	Ball Corp.	44,802
591	CCL Industries, Inc. Class B	28,371
567	Crown Holdings, Inc.	59,218
2,711	International Paper Co.	131,348
296	Packaging Corp. of America	46,555
672	Sealed Air Corp.	41,785
923	Smurfit Kappa Group PLC	37,312
3,985	Westrock Co.	193,233

		681,651

Distributors – 0.1%
220	D’ieteren Group	34,373
2,228	Genuine Parts Co.	304,634
6,659	LKQ Corp.	342,206
683	Pool Corp.	272,258

		953,471

Diversified Consumer Services – 0.0%
1,216	IDP Education Ltd.	20,705

Diversified Financial Services – 0.1%
455	Apollo Global Management, Inc.	26,226
4,442	Berkshire Hathaway, Inc. Class B*	1,403,583
1,195	Eurazeo SE	92,305
342	Groupe Bruxelles Lambert SA	31,539
1,495	Industrivarden AB Class A	38,779
1,446	Industrivarden AB Class C	37,525
2,027	Investor AB Class A	42,312
7,320	Investor AB Class B	137,301
1,189	Kinnevik AB Class B*	23,759
696	L E Lundbergforetagen AB Class B	34,285
3,871	Mitsubishi HC Capital, Inc.	18,484
4,094	ORIX Corp.	77,833
290	Sofina SA	68,265
195	Wendel SE	20,066

		2,052,262

Diversified Telecommunication Services – 0.2%
19,367	AT&T, Inc.	412,323
1,043	BCE, Inc.	56,823
7,991	BT Group PLC	18,835
427	Cellnex Telecom SA(a)	19,270
11,214	Deutsche Telekom AG	230,735
1,376	Elisa Oyj	77,872

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
37,703	HKT Trust & HKT Ltd.	$ 51,910
3,075	Infrastrutture Wireless Italiane SpA(a)	34,270
24,369	Koninklijke KPN NV	88,703
8,376	Liberty Global PLC Class A*	203,704
8,485	Liberty Global PLC Class C*	215,604
17,204	Lumen Technologies, Inc.	210,577
10,490	Nippon Telegraph & Telephone Corp.	320,495
5,570	Orange SA	69,728
1,116	Proximus SADP	19,247
31,550	Singapore Telecommunications Ltd.	59,290
14,275	Spark New Zealand Ltd.	45,151
153	Swisscom AG	90,480
18,497	Telefonica SA	100,572
3,393	Telenor ASA	46,851
19,695	Telia Co. AB	80,759
25,333	Telstra Corp. Ltd.	70,421
3,004	TELUS Corp.	75,168
1,866	United Internet AG	61,321
8,704	Verizon Communications, Inc.	446,428

		3,106,537

Electric Utilities – 0.2%
986	Alliant Energy Corp.	62,927
1,017	American Electric Power Co., Inc.	103,765
4,683	Chubu Electric Power Co., Inc.	47,118
3,877	CK Infrastructure Holdings Ltd.	25,952
3,420	CLP Holdings Ltd.	34,085
822	Constellation Energy Corp.	51,030
1,760	Duke Energy Corp.	198,035
1,053	Edison International	73,615
444	Elia Group SA	73,044
1,295	Emera, Inc.	64,369
1,399	Endesa SA	30,993
5,906	Enel SpA	38,372
523	Entergy Corp.	62,927
1,289	Evergy, Inc.	90,153
578	Eversource Energy	53,361
3,192	Exelon Corp.	156,887
2,378	FirstEnergy Corp.	102,159
1,339	Fortis, Inc.	67,530
32,706	HK Electric Investments & HK Electric Investments Ltd.	31,301
2,391	Hydro One Ltd.(a)	66,691
8,869	Iberdrola SA	105,084
2,363	NextEra Energy, Inc.	178,855
9,501	NRG Energy, Inc.	437,426
9,797	Power Assets Holdings Ltd.	63,967
1,945	PPL Corp.	58,700
3,207	Red Electrica Corp. SA	66,447
3,917	SSE PLC	87,479
6,654	Terna - Rete Elettrica Nazionale	56,403
3,155	The Kansai Electric Power Co., Inc.	30,837
2,090	The Southern Co.	158,129
619	Verbund AG	61,581
945	Xcel Energy, Inc.	71,196

		2,810,418

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – 0.0%
3,678	ABB Ltd.	$ 113,409
580	AMETEK, Inc.	70,453
1,115	Eaton Corp. PLC	154,539
899	Emerson Electric Co.	79,705
614	Legrand SA	53,212
2,971	Mitsubishi Electric Corp.	32,553
246	Nidec Corp.	16,448
806	Prysmian SpA	26,033
234	Rockwell Automation, Inc.	49,889
1,076	Schneider Electric SE	149,448
1,259	Sensata Technologies Holding PLC	60,470
2,165	Siemens Energy AG*	41,862

		848,021

Electronic Equipment, Instruments & Components – 0.1%
1,540	Amphenol Corp. Class A	109,124
1,702	Arrow Electronics, Inc.*	205,346
496	Azbil Corp.	14,617
537	CDW Corp.	91,215
601	Cognex Corp.	29,100
2,163	Corning, Inc.	77,479
1,216	Halma PLC	34,170
4,284	Hexagon AB Class B	52,270
200	Hirose Electric Co. Ltd.	27,721
807	Ibiden Co. Ltd.	29,254
209	Keyence Corp.	83,094
1,440	Keysight Technologies, Inc.*	209,664
634	Kyocera Corp.	35,636
738	Murata Manufacturing Co. Ltd.	47,424
626	Omron Corp.	35,929
579	TE Connectivity Ltd.	74,917
144	Teledyne Technologies, Inc.*	58,342
820	Trimble, Inc.*	55,801
391	Zebra Technologies Corp. Class A*	132,232

		1,403,335

Energy Equipment & Services – 0.0%
3,643	Baker Hughes Co. Class A	131,075
2,273	Halliburton Co.	92,056
2,574	Schlumberger N.V	118,301
4,196	Tenaris SA	69,948

		411,380

Entertainment – 0.1%
608	Activision Blizzard, Inc.	47,351
32,886	Bollore SA	175,452
3,070	Capcom Co. Ltd.	86,420
630	Electronic Arts, Inc.	87,349
479	Konami Holdings Corp.	32,414
1,313	Liberty Media Corp.-Liberty Formula One Class C*	81,787
295	Live Nation Entertainment, Inc.*	28,040
396	Netflix, Inc.*	78,186
106	Nintendo Co. Ltd.	47,328

Shares	Description	Value

Common Stocks – (continued)
Entertainment – (continued)
444	Roku, Inc.*	$ 42,136
1,496	Square Enix Holdings Co. Ltd.	73,978
253	Take-Two Interactive Software, Inc.*	31,506
1,380	The Walt Disney Co.*	152,407
397	Toho Co. Ltd.	15,647
1,312	Ubisoft Entertainment SA*	68,976
1,211	Universal Music Group NV	27,073
2,262	Vivendi SE	27,005

		1,103,055

Equity Real Estate Investment Trusts (REITs) – 0.2%
526	Alexandria Real Estate Equities, Inc.	87,290
978	American Homes 4 Rent Class A	36,147
586	American Tower Corp.	150,092
526	AvalonBay Communities, Inc.	109,387
629	Boston Properties, Inc.	69,932
1,098	Camden Property Trust	157,552
814	Canadian Apartment Properties REIT	31,856
23,645	CapitaLand Integrated Commercial Trust	37,712
645	Crown Castle International Corp.	122,324
23	Daiwa House REIT Investment Corp.	56,825
6,711	Dexus	50,415
921	Digital Realty Trust, Inc.	128,562
2,429	Duke Realty Corp.	128,324
138	Equinix, Inc.	94,818
1,547	Equity LifeStyle Properties, Inc.	117,108
1,384	Equity Residential	106,333
227	Essex Property Trust, Inc.	64,434
749	Extra Space Storage, Inc.	133,472
192	Gecina SA	22,589
21	GLP J-REIT*	27,029
6,503	Goodman Group	95,661
1,184	Healthpeak Properties, Inc.	35,153
4,826	Host Hotels & Resorts, Inc.	96,472
2,688	Invitation Homes, Inc.	101,391
2,073	Iron Mountain, Inc.	111,735
24	Japan Metropolitan Fund Investment Corp.	20,318
6	Japan Real Estate Investment Corp.	29,747
820	Kimco Realty Corp.	19,393
948	Klepierre SA	21,640
4,158	Land Securities Group PLC	40,155
3,020	Link REIT	27,308
1,154	Medical Properties Trust, Inc.	21,441
773	Mid-America Apartment Communities, Inc.	139,913
6	Nippon Building Fund, Inc.	32,591
21	Nippon Prologis REIT, Inc.*	56,041
35	Nomura Real Estate Master Fund, Inc.*	45,659
1,539	Prologis, Inc.	196,192
604	Public Storage	199,707
1,237	Realty Income Corp.	84,388
1,116	Regency Centers Corp.	76,122
222	SBA Communications Corp. Class A	74,727

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
16,689	Scentre Group	$ 34,315
6,568	Segro PLC	91,735
523	Simon Property Group, Inc.	59,962
5,994	Stockland	17,179
764	Sun Communities, Inc.	125,395
2,846	The British Land Co. PLC	18,838
9,861	The GPT Group	33,987
1,656	UDR, Inc.	79,157
852	Ventas, Inc.	48,342
2,055	VICI Properties, Inc.	63,397
24,768	Vicinity Centres	33,520
3,006	Vornado Realty Trust	105,090
1,217	Warehouses De Pauw CVA	44,848
815	Welltower, Inc.	72,608
8,245	Weyerhaeuser Co.	325,842
594	WP Carey, Inc.	49,979

		4,462,149

Food & Staples Retailing – 0.3%
2,009	Aeon Co. Ltd.	36,670
3,664	Alimentation Couche-Tard, Inc.	166,478
8,538	Carrefour SA	175,124
17,628	Coles Group Ltd.	221,192
1,393	Costco Wholesale Corp.	649,445
11,664	Empire Co. Ltd. Class A	382,237
9,350	Endeavour Group Ltd.	48,564
1,837	George Weston Ltd.	225,462
3,143	HelloFresh SE*	117,365
61,641	J Sainsbury PLC	177,297
12,025	Jeronimo Martins SGPS SA	245,827
2,127	Kesko Oyj Class B	53,254
14,743	Koninklijke Ahold Delhaize NV	406,543
3,797	Loblaw Cos. Ltd.	350,296
1,273	Metro, Inc.	70,310
3,436	Seven & i Holdings Co. Ltd.	143,855
3,184	Sysco Corp.	268,029
35,314	Tesco PLC	115,174
13,204	The Kroger Co.	699,416
4,897	Walgreens Boots Alliance, Inc.	214,636
6,062	Walmart, Inc.	779,755
6,870	Welcia Holdings Co. Ltd.	138,289
10,486	Woolworths Group Ltd.	260,116

		5,945,334

Food Products – 0.2%
3,853	Ajinomoto Co., Inc.	93,387
3,717	Archer-Daniels-Midland Co.	337,578
3,372	Associated British Foods PLC	73,382
16	Barry Callebaut AG	35,137
1,164	Bunge Ltd.	137,724
1,425	Campbell Soup Co.	68,272
6	Chocoladefabriken Lindt & Spruengli AG	153,927
2,452	Conagra Brands, Inc.	80,646
1,828	Danone SA	107,555
3,865	General Mills, Inc.	269,970
1,685	Hormel Foods Corp.	82,009
3,735	JDE Peet’s NV	109,299
1,263	Kellogg Co.	88,082
253	Kerry Group PLC Class A	26,183

Shares	Description	Value

Common Stocks – (continued)
Food Products – (continued)
531	Kikkoman Corp.	$ 28,123
957	McCormick & Co., Inc.	88,733
646	MEIJI Holdings Co. Ltd.	31,829
2,812	Mondelez International, Inc. Class A	178,731
2,164	Mowi ASA	56,484
6,190	Nestle SA	757,143
3,633	Nisshin Seifun Group, Inc.	42,520
396	Nissin Foods Holdings Co. Ltd.	25,899
3,767	Orkla ASA	29,647
523	Salmar ASA	38,765
1,103	Saputo, Inc.	22,176
1,297	The Hershey Co.	274,588
1,587	The J.M. Smucker Co.	198,962
6,058	The Kraft Heinz Co.	229,174
4,132	Tyson Foods, Inc. Class A	370,269
176,534	WH Group Ltd.(a)	134,990
700	Yakult Honsha Co. Ltd.	38,522

		4,209,706

Gas Utilities – 0.0%
2,615	AltaGas Ltd.	63,140
8,739	APA Group	71,138
423	Atmos Energy Corp.	49,199
1,419	Enagas SA	32,488
22,723	Hong Kong & China Gas Co. Ltd.	25,692
2,240	Naturgy Energy Group SA	67,691
2,254	Osaka Gas Co. Ltd.	42,250
8,515	Snam SpA	49,533
1,903	Tokyo Gas Co. Ltd.	37,178
6,732	UGI Corp.	287,726

		726,035

Health Care Equipment & Supplies – 0.2%
3,607	Abbott Laboratories	423,678
580	ABIOMED, Inc.*	152,946
456	Alcon, Inc.	34,218
377	Align Technology, Inc.*	104,670
1,170	Asahi Intecc Co. Ltd.	17,607
1,106	Baxter International, Inc.	84,111
445	Becton Dickinson & Co.	113,831
1,057	BioMerieux	111,208
2,004	Boston Scientific Corp.*	82,184
311	Carl Zeiss Meditec AG	41,610
1,054	Cochlear Ltd.	168,151
904	Coloplast A/S Class B	107,484
884	DENTSPLY SIRONA, Inc.	34,971
206	DexCom, Inc.*	61,376
3,378	Edwards Lifesciences Corp.*	340,671
6,593	Fisher & Paykel Healthcare Corp. Ltd.	89,985
1,145	Getinge AB Class B	33,229
440	GN Store Nord A/S	17,350
1,754	Hologic, Inc.*	132,024
2,216	Hoya Corp.	235,864
861	IDEXX Laboratories, Inc.*	337,185
474	Intuitive Surgical, Inc.*	107,901
4,146	Koninklijke Philips NV	106,870
1,160	Lifco AB Class B	23,910
560	Masimo Corp.*	78,641
1,250	Medtronic PLC	125,187

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
853	Novocure Ltd.*	$ 68,564
6,374	Olympus Corp.	133,212
963	ResMed, Inc.	195,932
1,103	Siemens Healthineers AG(a)	66,284
2,611	Smith & Nephew PLC	42,595
221	Sonova Holding AG	78,306
351	STERIS PLC	80,098
1,190	Straumann Holding AG	151,816
394	Stryker Corp.	92,393
669	Sysmex Corp.	44,784
107	Teleflex, Inc.	30,788
705	Terumo Corp.	22,760
180	The Cooper Cos., Inc.	63,133
332	Zimmer Biomet Holdings, Inc.	39,910

		4,277,437

Health Care Providers & Services – 0.3%
1,678	AmerisourceBergen Corp. Class A	259,738
889	Anthem, Inc.	453,043
1,671	Cardinal Health, Inc.	94,111
4,218	Centene Corp.*	343,514
1,735	Cigna Corp.	465,483
6,251	CVS Health Corp.	604,784
1,599	DaVita, Inc.*	155,887
2,155	Fresenius Medical Care AG & Co. KGaA	131,463
3,677	Fresenius SE & Co. KGaA	126,115
746	HCA Healthcare, Inc.	156,958
3,162	Henry Schein, Inc.*	270,794
432	Humana, Inc.	196,227
1,293	Laboratory Corp. of America Holdings	319,009
1,344	McKesson Corp.	441,759
489	Molina Healthcare, Inc.*	141,918
1,559	Quest Diagnostics, Inc.	219,850
588	Ramsay Health Care Ltd.	32,960
3,450	Sonic Healthcare Ltd.	90,552
2,930	UnitedHealth Group, Inc.	1,455,565
355	Universal Health Services, Inc. Class B	44,237

		6,003,967

Health Care Technology – 0.0%
3,888	Cerner Corp.	368,777
524	M3, Inc.	15,071
379	Veeva Systems, Inc. Class A*	64,528

		448,376

Hotels, Restaurants & Leisure – 0.1%
915	Aramark	31,540
1,836	Aristocrat Leisure Ltd.	44,359
72	Booking Holdings, Inc.*	161,536
224	Caesars Entertainment, Inc.*	11,238
29	Chipotle Mexican Grill, Inc. Class A*	40,674
7,402	Compass Group PLC	165,926
801	Darden Restaurants, Inc.	100,125
891	Domino’s Pizza, Inc.	323,584
935	Entain PLC*	17,264
2,005	Expedia Group, Inc.*	259,307
392	Hilton Worldwide Holdings, Inc.	55,217

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
316	InterContinental Hotels Group PLC	$ 19,661
6,142	La Francaise des Jeux SAEM(a)	224,064
290	Marriott International, Inc. Class A	49,758
1,278	McDonald’s Corp.	322,324
1,329	McDonald’s Holdings Co. Japan Ltd.	51,723
720	MGM Resorts International	25,178
374	Oriental Land Co. Ltd.	55,580
1,564	Starbucks Corp.	122,774
119	Vail Resorts, Inc.	30,013
2,750	Yum! Brands, Inc.	334,042

		2,445,887

Household Durables – 0.1%
2,034	Barratt Developments PLC	12,941
356	Berkeley Group Holdings PLC*	18,854
346	D.R. Horton, Inc.	26,002
833	Electrolux AB Class B	12,952
553	Garmin Ltd.	58,408
1,969	Lennar Corp. Class A	158,012
1,402	Mohawk Industries, Inc.*	198,327
735	Newell Brands, Inc.	15,758
25	NVR, Inc.*	111,266
2,743	Panasonic Corp.	25,169
937	Persimmon PLC	25,703
2,135	PulteGroup, Inc.	96,630
1,278	SEB SA	136,357
1,346	Sekisui Chemical Co. Ltd.	19,253
2,578	Sekisui House Ltd.	45,805
3,206	Sharp Corp.	26,087
2,749	Sony Group Corp.	257,827
14,371	Taylor Wimpey PLC	23,576
688	Whirlpool Corp.	126,757

		1,395,684

Household Products – 0.1%
1,266	Church & Dwight Co., Inc.	114,016
5,593	Colgate-Palmolive Co.	440,784
1,335	Essity AB Class B	35,066
565	Henkel AG & Co. KGaA	38,143
1,581	Kimberly-Clark Corp.	210,305
1,083	Reckitt Benckiser Group PLC	83,598
1,253	The Clorox Co.	182,136
5,715	The Procter & Gamble Co.	845,134
1,362	Unicharm Corp.	46,732

		1,995,914

Independent Power and Renewable Electricity Producers – 0.0%
717	Northland Power, Inc.	21,745
954	The AES Corp.	21,026
560	Uniper SE	14,493
7,879	Vistra Corp.	207,769

		265,033

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrial Conglomerates – 0.1%
1,232	3M Co.	$ 183,925
26,389	CK Hutchison Holdings Ltd.	186,930
1,153	DCC PLC	81,522
1,782	General Electric Co.	139,513
3,116	Hitachi Ltd.	161,678
590	Honeywell International, Inc.	114,236
2,179	Jardine Matheson Holdings Ltd.	126,108
6,791	Keppel Corp. Ltd.	33,997
25,432	Melrose Industries PLC	43,399
226	Roper Technologies, Inc.	99,991
667	Siemens AG	88,046
975	Smiths Group PLC	19,111

		1,278,456

Insurance – 0.4%
8,367	Admiral Group PLC	234,254
6,927	Aegon NV	36,880
2,561	Aflac, Inc.	155,120
1,622	Ageas SA	81,633
13,599	AIA Group Ltd.	140,888
109	Alleghany Corp.*	90,882
1,201	Allianz SE	252,106
447	American Financial Group, Inc.	63,161
2,554	American International Group, Inc.	149,869
1,395	Aon PLC Class A	384,560
3,046	Arch Capital Group Ltd.*	144,563
1,249	Arthur J. Gallagher & Co.	202,263
7,809	Assicurazioni Generali SpA	142,134
525	Assurant, Inc.	92,762
18,616	Aviva PLC	100,882
6,037	AXA SA	152,747
475	Baloise Holding AG	80,863
1,605	Brown & Brown, Inc.	95,289
1,006	Chubb Ltd.	212,558
659	Cincinnati Financial Corp.	84,260
2,532	Dai-ichi Life Holdings, Inc.	52,318
260	Erie Indemnity Co. Class A	43,615
412	Everest Re Group Ltd.	116,390
311	Fairfax Financial Holdings Ltd.	172,600
2,674	Fidelity National Financial, Inc.	113,110
4,181	Gjensidige Forsikring ASA	91,349
520	Globe Life, Inc.	50,736
4,402	Great-West Lifeco, Inc.	120,800
548	Hannover Rueck SE	83,921
3,425	iA Financial Corp., Inc.	177,850
7,993	Insurance Australia Group Ltd.	25,025
739	Intact Financial Corp.	106,773
8,448	Japan Post Holdings Co. Ltd.	63,096
1,156	Japan Post Insurance Co. Ltd.	19,247
34,153	Legal & General Group PLC	111,812
2,384	Lincoln National Corp.	138,105
1,500	Loews Corp.	98,235
7,202	Manulife Financial Corp.	133,409
64	Markel Corp.*	87,644
1,749	Marsh & McLennan Cos., Inc.	279,753
17,262	Medibank Pvt. Ltd.	39,797
3,382	MetLife, Inc.	227,913
1,693	MS&AD Insurance Group Holdings, Inc.	53,865
371	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	91,030
2,761	NN Group NV	136,840
2,999	Phoenix Group Holdings PLC	24,108

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
8,327	Poste Italiane SpA(a)	$ 90,202
8,464	Power Corp. of Canada	244,448
1,436	Principal Financial Group, Inc.	104,727
1,211	Prudential Financial, Inc.	128,669
2,302	Prudential PLC	30,018
2,604	QBE Insurance Group Ltd.	22,423
1,254	Sampo Oyj Class A	56,722
1,102	Sompo Holdings, Inc.	50,211
2,152	Sun Life Financial, Inc.	105,112
11,150	Suncorp Group Ltd.	90,805
237	Swiss Life Holding AG	134,388
554	Swiss Re AG	45,685
2,125	The Allstate Corp.	290,466
1,684	The Hartford Financial Services Group, Inc.	122,107
1,774	The Progressive Corp.	211,780
878	The Travelers Cos., Inc.	157,197
1,583	Tokio Marine Holdings, Inc.	92,104
1,794	Tryg A/S	41,815
876	W.R. Berkley Corp.	62,310
288	Willis Towers Watson PLC	60,788
358	Zurich Insurance Group AG	163,955

		7,862,947

Interactive Media & Services – 0.3%
874	Alphabet, Inc. Class A*	1,988,560
877	Alphabet, Inc. Class C*	2,000,244
35,790	Auto Trader Group PLC(a)	266,248
163	IAC/InterActiveCorp.*	13,904
706	Match Group, Inc.*	55,619
7,425	Meta Platforms, Inc. Class A*	1,437,777
4,556	Pinterest, Inc. Class A*	89,525
1,110	REA Group Ltd.	89,191
184	Scout24 SE(a)	11,413
790	Twitter, Inc.*	31,284

		5,983,765

Internet & Direct Marketing Retail – 0.2%
1,313	Amazon.com, Inc.*	3,156,702
1,289	Chewy, Inc. Class A*	31,967
4,036	eBay, Inc.	196,432
1,240	Etsy, Inc.*	100,589
55	MercadoLibre, Inc.*	43,223
11,889	Rakuten Group, Inc.	66,464
2,629	Wayfair, Inc. Class A*	156,136
3,397	Zalando SE*(a)	138,214
8,637	ZOZO, Inc.	183,328

		4,073,055

IT Services – 0.4%
2,441	Accenture PLC Class A	728,541
1,284	Akamai Technologies, Inc.*	129,735
1,106	Automatic Data Processing, Inc.	246,572
507	Bechtle AG	22,671
222	Block, Inc.*	19,427
619	Broadridge Financial Solutions, Inc.	90,510
1,025	Capgemini SE	199,171
1,896	CGI, Inc.*	161,996
559	Cloudflare, Inc. Class A*	31,304

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
4,900	Cognizant Technology Solutions Corp. Class A	$ 366,030
3,517	Computershare Ltd.	58,273
654	Edenred	32,305
217	EPAM Systems, Inc.*	73,459
3,800	Fidelity National Information Services, Inc.	397,100
2,927	Fiserv, Inc.*	293,227
663	FleetCor Technologies, Inc.*	164,961
682	Fujitsu Ltd.	102,404
1,166	Gartner, Inc.*	305,958
2,396	Global Payments, Inc.	313,972
2,618	GoDaddy, Inc. Class A*	196,481
4,574	International Business Machines Corp.	635,054
725	Itochu Techno-Solutions Corp.	18,033
493	Jack Henry & Associates, Inc.	92,743
1,268	Mastercard, Inc. Class A	453,779
2,845	NEC Corp.	114,278
1,492	Nomura Research Institute Ltd.	40,808
2,940	NTT Data Corp.	46,001
141	Okta, Inc.*	11,710
522	Otsuka Corp.	16,509
1,624	Paychex, Inc.	201,100
1,270	PayPal Holdings, Inc.*	108,217
1,214	SCSK Corp.	20,239
138	Snowflake, Inc. Class A*	17,616
12,426	The Western Union Co.	225,408
772	TIS, Inc.	20,131
135	Twilio, Inc. Class A*	14,198
1,099	VeriSign, Inc.*	191,830
2,745	Visa, Inc. Class A	582,407

		6,744,158

Leisure Products – 0.0%
736	Bandai Namco Holdings, Inc.	54,668
410	Hasbro, Inc.	36,797
170	Shimano, Inc.	29,801

		121,266

Life Sciences Tools & Services – 0.1%
1,029	Agilent Technologies, Inc.	131,259
1,217	Avantor, Inc.*	38,993
191	Bio-Rad Laboratories, Inc. Class A*	102,718
74	Bio-Techne Corp.	27,360
340	Charles River Laboratories International, Inc.*	79,587
1,433	Danaher Corp.	378,054
828	Eurofins Scientific SE	77,290
79	Illumina, Inc.*	18,919
647	IQVIA Holdings, Inc.*	139,267
110	Lonza Group AG	66,320
295	Mettler-Toledo International, Inc.*	379,405
982	PerkinElmer, Inc.	146,976
1,504	QIAGEN NV*	69,209
222	Sartorius Stedim Biotech	76,685
915	Thermo Fisher Scientific, Inc.	519,327
844	Waters Corp.*	276,790
376	West Pharmaceutical Services, Inc.	116,703

		2,644,862

Shares	Description	Value

Common Stocks – (continued)
Machinery – 0.2%
5,204	Atlas Copco AB Class A	$ 58,403
4,168	Atlas Copco AB Class B	40,358
551	Caterpillar, Inc.	118,933
8,166	CNH Industrial NV	122,059
676	Cummins, Inc.	141,365
2,123	Daimler Truck Holding AG*	66,461
320	Deere & Co.	114,490
779	Dover Corp.	104,316
2,914	Epiroc AB Class A	56,505
1,494	Epiroc AB Class B	25,131
640	Fortive Corp.	39,533
1,223	GEA Group AG	48,923
308	Hoshizaki Corp.	18,167
3,363	Husqvarna AB Class B	30,349
339	IDEX Corp.	64,935
874	Illinois Tool Works, Inc.	181,853
868	Ingersoll Rand, Inc.	40,926
992	Knorr-Bremse AG	67,809
537	Komatsu Ltd.	13,351
444	Kone Oyj Class B	22,674
3,451	MISUMI Group, Inc.	77,603
1,210	Mitsubishi Heavy Industries Ltd.	46,169
224	Nordson Corp.	48,805
1,409	Otis Worldwide Corp.	104,830
648	PACCAR, Inc.	56,272
522	Parker-Hannifin Corp.	142,073
1,018	Pentair PLC	51,073
84	Rational AG	54,689
1,093	Sandvik AB	22,467
325	Schindler Holding AG	66,080
23	SMC Corp.	11,892
1,366	Snap-on, Inc.	303,088
439	Spirax-Sarco Engineering PLC	58,505
311	Stanley Black & Decker, Inc.	36,913
10,758	Techtronic Industries Co. Ltd.	140,536
262	Toyota Industries Corp.	16,841
98	VAT Group AG*(a)	29,174
969	Volvo AB Class B	16,995
6,203	Wartsila OYJ Abp	52,624
1,570	Westinghouse Air Brake Technologies Corp.	148,302
425	Xylem, Inc.	35,806

		2,897,278

Marine – 0.1%
79	AP Moller - Maersk A/S Class A	228,023
77	AP Moller - Maersk A/S Class B	225,639
1,000	Kuehne & Nagel International AG	264,448
1,321	Mitsui OSK Lines Ltd.	35,104
1,402	Nippon Yusen KK	115,897
6,670	SITC International Holdings Co. Ltd.	25,189
1,925	ZIM Integrated Shipping Services Ltd.	122,565

		1,016,865

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media – 0.2%
36	Cable One, Inc.	$ 46,912
366	Charter Communications, Inc. Class A*	185,536
11,597	Comcast Corp. Class A	513,515
13,388	CyberAgent, Inc.	143,600
2,749	Dentsu Group, Inc.	91,520
5,971	Fox Corp. Class A	212,030
6,058	Fox Corp. Class B	198,157
2,474	Hakuhodo DY Holdings, Inc.	25,036
519	Liberty Broadband Corp. Class C*	64,963
4,541	Liberty Media Corp.-Liberty SiriusXM Class A*	187,589
4,473	Liberty Media Corp.-Liberty SiriusXM Class C*	183,840
11,049	News Corp. Class A	192,253
2,045	Omnicom Group, Inc.	152,577
579	Paramount Global Class B	19,877
1,838	Pearson PLC	17,493
2,256	Publicis Groupe SA	123,576
1,596	Quebecor, Inc. Class B	36,214
686	Shaw Communications, Inc. Class B	19,438
11,214	Sirius XM Holdings, Inc.	71,770
6,456	The Interpublic Group of Cos., Inc.	208,077
9,887	Warner Bros Discovery, Inc.*	182,415
9,200	WPP PLC	106,807

		2,983,195

Metals & Mining – 0.2%
357	Alcoa Corp.	22,034
3,462	Anglo American PLC	170,551
1,054	Antofagasta PLC	19,674
7,927	ArcelorMittal SA	253,800
4,303	Barrick Gold Corp.	88,145
8,946	BHP Group Ltd.	280,868
14,919	BlueScope Steel Ltd.	193,453
904	Boliden AB	38,042
1,117	Cleveland-Cliffs, Inc.*	25,892
3,082	First Quantum Minerals Ltd.	89,230
11,709	Fortescue Metals Group Ltd.	169,043
2,874	Freeport-McMoRan, Inc.	112,316
28,991	Glencore PLC*	191,213
2,895	Hitachi Metals Ltd.*	46,474
3,621	Ivanhoe Mines, Ltd. Class A*	27,597
1,918	JFE Holdings, Inc.	23,596
4,858	Lundin Mining Corp.	43,247
661	Mineral Resources Ltd.	30,095
739	Newcrest Mining Ltd.	12,958
1,092	Newmont Corp.	74,092
2,511	Nippon Steel Corp.	43,758
11,668	Norsk Hydro ASA	93,627
2,290	Nucor Corp.	303,333
1,501	Rio Tinto Ltd.	122,808
3,225	Rio Tinto PLC	234,001
55,641	South32 Ltd.	195,755

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – (continued)
1,428	Steel Dynamics, Inc.	$ 121,923
863	Teck Resources Ltd. Class B	35,780
4,129	voestalpine AG	121,228

		3,184,533

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
19,182	Annaly Capital Management, Inc.	126,793

Multi-Utilities – 0.1%
674	Ameren Corp.	64,158
1,346	Canadian Utilities Ltd. Class A	42,705
2,163	CenterPoint Energy, Inc.	69,324
890	CMS Energy Corp.	63,226
889	Consolidated Edison, Inc.	88,242
1,300	Dominion Energy, Inc.	109,486
533	DTE Energy Co.	70,734
5,759	E.ON SE	58,788
8,901	Engie SA	119,648
10,243	National Grid PLC	151,111
1,593	NiSource, Inc.	50,100
1,180	Public Service Enterprise Group, Inc.	80,877
4,627	RWE AG	204,168
602	Sempra Energy	98,644
2,467	Veolia Environnement SA	69,042
648	WEC Energy Group, Inc.	68,085

		1,408,338

Multiline Retail – 0.1%
789	Canadian Tire Corp. Ltd. Class A	108,402
1,125	Dollar General Corp.	247,882
2,163	Dollar Tree, Inc.*	346,794
3,134	Dollarama, Inc.	181,769
2,049	Next PLC	167,508
3,479	Target Corp.	563,181
7,446	Wesfarmers Ltd.	251,848

		1,867,384

Oil, Gas & Consumable Fuels – 0.4%
708	Aker BP ASA	30,502
1,738	Ampol Ltd.	41,212
410	APA Corp.	19,274
1,270	ARC Resources Ltd.	19,127
45,343	BP PLC	246,420
794	Cameco Corp.	19,454
1,935	Canadian Natural Resources Ltd.	128,062
9,153	Cenovus Energy, Inc.	212,172
936	Cheniere Energy, Inc.	128,017
3,650	Chevron Corp.	637,509
2,860	ConocoPhillips	321,350
1,132	Coterra Energy, Inc.	38,861
1,718	Devon Energy Corp.	128,678
520	Diamondback Energy, Inc.	79,050
3,595	Enbridge, Inc.	166,072
9,474	ENEOS Holdings, Inc.	38,140
10,295	Eni SpA	155,924
979	EOG Resources, Inc.	134,084
1,336	EQT Corp.	63,754
3,134	Equinor ASA	118,925
8,858	Exxon Mobil Corp.	850,368

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
467	Hess Corp.	$ 57,474
2,107	Idemitsu Kosan Co. Ltd.	56,831
3,549	Imperial Oil Ltd.	194,390
12,574	Inpex Corp.	161,337
11,859	Kinder Morgan, Inc.	233,504
1,021	Lundin Energy AB	48,994
672	Marathon Oil Corp.	21,121
1,996	Marathon Petroleum Corp.	203,173
6,010	Occidental Petroleum Corp.	416,553
2,437	OMV AG	142,372
1,413	ONEOK, Inc.	93,046
6,876	Origin Energy Ltd.	33,688
790	Parkland Corp.	23,522
778	Pembina Pipeline Corp.	31,370
534	Phillips 66	53,832
391	Pioneer Natural Resources Co.	108,674
12,720	Repsol SA	204,110
5,772	Santos Ltd.	33,592
21,800	Shell PLC	644,756
946	Suncor Energy, Inc.	38,061
929	Targa Resources Corp.	66,907
1,829	TC Energy Corp.	105,863
3,261	The Williams Cos., Inc.	120,853
3,871	TotalEnergies SE	229,098
975	Tourmaline Oil Corp.	60,187
705	Valero Energy Corp.	91,368
1,240	Woodside Energy Group Ltd.	26,151

		7,077,782

Paper & Forest Products – 0.0%
475	Holmen AB Class B	24,435
570	Mondi PLC	11,081
7,217	Oji Holdings Corp.	31,770
2,407	Stora Enso Oyj Class R	46,691
1,908	Svenska Cellulosa AB SCA Class B	34,632
1,299	UPM-Kymmene Oyj	46,138
2,474	West Fraser Timber Co. Ltd.	228,261

		423,008

Personal Products – 0.1%
619	Beiersdorf AG	64,247
688	Kao Corp.	27,655
323	Kobayashi Pharmaceutical Co. Ltd.	21,638
220	Kose Corp.	19,931
1,303	L’Oreal SA	460,235
3,704	Shiseido Co. Ltd.	155,367
1,685	The Estee Lauder Cos., Inc. Class A	429,085
2,745	Unilever PLC	132,615

		1,310,773

Pharmaceuticals – 0.6%
9,414	Astellas Pharma, Inc.	150,350
2,743	AstraZeneca PLC	362,525
2,962	Bausch Health Cos., Inc.*	28,780
2,016	Bayer AG	144,241
8,268	Bristol-Myers Squibb Co.	623,821
318	Catalent, Inc.*	32,773
2,849	Chugai Pharmaceutical Co. Ltd.	77,886

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
1,373	Daiichi Sankyo Co. Ltd.	$ 36,412
1,477	Eisai Co. Ltd.	60,825
1,627	Elanco Animal Health, Inc.*	38,560
2,536	Eli Lilly & Co.	794,884
12,934	GlaxoSmithKline PLC	281,966
5,885	Hikma Pharmaceuticals PLC	125,894
5,020	Ipsen SA	502,630
2,106	Jazz Pharmaceuticals PLC*	315,226
7,456	Johnson & Johnson	1,338,576
494	Kyowa Kirin Co. Ltd.	10,643
6,259	Merck & Co., Inc.	576,016
1,007	Merck KGaA	189,869
313	Nippon Shinyaku Co. Ltd.	19,320
4,432	Novartis AG	402,602
5,249	Novo Nordisk A/S Class B	582,904
2,216	Ono Pharmaceutical Co. Ltd.	58,673
3,855	Orion Oyj Class B	158,189
1,176	Otsuka Holdings Co. Ltd.	39,181
16,052	Pfizer, Inc.	851,398
2,201	Recordati Industria Chimica e Farmaceutica SpA	98,632
2,376	Roche Holding AG	817,933
1,668	Royalty Pharma PLC Class A	68,621
2,942	Sanofi	314,817
774	Shionogi & Co. Ltd.	41,234
5,468	Takeda Pharmaceutical Co. Ltd.	157,127
22,590	Teva Pharmaceutical Industries Ltd. ADR*	205,569
1,681	UCB SA	148,310
28,638	Viatris, Inc.	351,388
1,414	Zoetis, Inc.	241,695

		10,249,470

Professional Services – 0.1%
969	Adecco Group AG	37,775
1,223	Booz Allen Hamilton Holding Corp. Class A	105,007
2,245	Bureau Veritas SA	64,872
169	Equifax, Inc.	34,236
2,493	Experian PLC	83,396
642	Intertek Group PLC	37,505
1,705	Jacobs Engineering Group, Inc.	238,853
2,349	Leidos Holdings, Inc.	245,470
1,476	Nihon M&A Center, Inc.	16,937
6,458	Persol Holdings Co. Ltd.	125,151
2,462	Randstad NV	138,522
6,162	Recruit Holdings Co. Ltd.	223,029
6,359	RELX PLC	182,342
4,252	Robert Half International, Inc.	383,318
130	SGS SA	323,247
154	Teleperformance	51,131
460	Thomson Reuters Corp.	45,529
450	TransUnion	39,064
398	Verisk Analytics, Inc. Class A	69,618
1,605	Wolters Kluwer NV	158,368

		2,603,370

Real Estate Management & Development – 0.1%
390	Azrieli Group Ltd.	29,285
5,031	CBRE Group, Inc. Class A*	416,768

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate Management & Development – (continued)
15,811	CK Asset Holdings Ltd.	$ 103,091
972	Daito Trust Construction Co. Ltd.	85,851
705	Daiwa House Industry Co. Ltd.	16,979
490	FirstService Corp.	62,747
4,334	Henderson Land Development Co. Ltd.	18,365
3,931	Hongkong Land Holdings Ltd.	18,186
2,516	Hulic Co. Ltd.	20,530
299	LEG Immobilien SE	30,822
1,710	Mitsubishi Estate Co. Ltd.	25,426
912	Mitsui Fudosan Co. Ltd.	19,942
5,334	New World Development Co. Ltd.	20,299
1,156	Sagax AB Class B	31,536
32,599	Sino Land Co. Ltd.	46,150
2,323	Sun Hung Kai Properties Ltd.	28,401
23,982	Swire Pacific Ltd. Class A	145,505
474	Swiss Prime Site AG*	47,730
7,078	UOL Group Ltd.	38,367
866	Vonovia SE	33,033

		1,239,013

Road & Rail – 0.1%
62	AMERCO	30,379
11,973	Aurizon Holdings Ltd.	34,491
741	Canadian National Railway Co.	84,256
491	Canadian Pacific Railway Ltd.	35,034
152	Central Japan Railway Co.	18,829
3,357	CSX Corp.	106,719
362	East Japan Railway Co.	18,558
677	Hankyu Hanshin Holdings, Inc.	18,156
264	J.B. Hunt Transport Services, Inc.	45,561
652	Kintetsu Group Holdings Co. Ltd.	19,050
5,699	Knight-Swift Transportation Holdings, Inc.	277,199
4,647	MTR Corp. Ltd.	25,066
516	Norfolk Southern Corp.	123,665
413	Old Dominion Freight Line, Inc.	106,653
813	Tobu Railway Co. Ltd.	18,231
1,609	Tokyu Corp.	18,259
898	Union Pacific Corp.	197,362

		1,177,468

Semiconductors & Semiconductor Equipment – 0.4%
4,535	Advanced Micro Devices, Inc.*	461,935
1,211	Advantest Corp.	82,605
646	Analog Devices, Inc.	108,786
3,310	Applied Materials, Inc.	388,230
199	ASM International NV	61,702
770	ASML Holding NV	443,100
1,065	Broadcom, Inc.	617,839
15,314	Intel Corp.	680,248
410	KLA Corp.	149,589
447	Lam Research Corp.	232,453
103	Lasertec Corp.	14,908
1,348	Marvell Technology, Inc.	79,734
2,172	Microchip Technology, Inc.	157,796
4,696	Micron Technology, Inc.	346,753
243	Monolithic Power Systems, Inc.	109,445
6,115	NVIDIA Corp.	1,141,793
1,145	NXP Semiconductors NV	217,275
6,209	ON Semiconductor Corp.*	376,762

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
1,955	Qorvo, Inc.*	$ 218,471
3,510	QUALCOMM, Inc.	502,702
7,939	Renesas Electronics Corp.*	92,726
815	Skyworks Solutions, Inc.	88,729
1,657	STMicroelectronics NV	66,348
2,163	Teradyne, Inc.	236,329
3,481	Texas Instruments, Inc.	615,302
377	Tokyo Electron Ltd.	172,811

		7,664,371

Software – 0.7%
1,518	Adobe, Inc.*	632,217
108	ANSYS, Inc.*	28,119
870	Autodesk, Inc.*	180,742
2,114	Black Knight, Inc.*	143,562
2,974	Cadence Design Systems, Inc.*	457,193
336	Ceridian HCM Holding, Inc.*	18,917
504	Check Point Software Technologies Ltd.*	63,040
2,790	Citrix Systems, Inc.	280,925
264	Constellation Software, Inc.	415,508
126	Crowdstrike Holdings, Inc. Class A*	20,159
1,730	Dassault Systemes SE	72,943
475	Datadog, Inc. Class A*	45,310
1,398	DocuSign, Inc. Class A*	117,306
10,926	Dropbox, Inc. Class A*	227,698
426	Fair Isaac Corp.*	174,468
819	Fortinet, Inc.*	240,901
504	Guidewire Software, Inc.*	40,290
247	HubSpot, Inc.*	83,409
1,031	Intuit, Inc.	427,308
21,879	Microsoft Corp.	5,948,244
1,826	Nemetschek SE	130,737
7,611	NortonLifeLock, Inc.	185,252
797	Open Text Corp.	32,665
587	Oracle Corp.*	35,537
3,505	Oracle Corp.	252,080
381	Palo Alto Networks, Inc.*	191,559
98	Paycom Software, Inc.*	27,865
621	PTC, Inc.*	72,365
947	RingCentral, Inc. Class A*	59,794
2,108	salesforce.com, Inc.*	337,786
1,481	SAP SE	148,466
603	ServiceNow, Inc.*	281,884
180	Splunk, Inc.*	18,461
4,599	SS&C Technologies Holdings, Inc.	294,290
439	Synopsys, Inc.*	140,129
20,634	The Sage Group PLC	170,720
349	The Trade Desk, Inc. Class A*	18,165
383	Trend Micro, Inc.	22,517
95	Tyler Technologies, Inc.*	33,803
1,670	VMware, Inc. Class A	213,927
1,138	WiseTech Global, Ltd.	34,269
326	Workday, Inc. Class A*	50,954
478	Xero Ltd.*	30,555
739	Zendesk, Inc.*	67,582
548	Zoom Video Communications, Inc. Class A*	58,883
198	Zscaler, Inc.*	30,312

		12,558,816

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – 0.3%
1,267	Advance Auto Parts, Inc.	240,553
291	AutoZone, Inc.*	599,358
4,821	Bath & Body Works, Inc.	197,757
4,587	Best Buy Co., Inc.	376,409
622	Burlington Stores, Inc.*	104,683
227	CarMax, Inc.*	22,534
35	Fast Retailing Co. Ltd.	16,815
9,638	Hennes & Mauritz AB Class B	133,033
1,851	Industria de Diseno Textil SA	44,618
85,865	JD Sports Fashion PLC*	132,660
25,178	Kingfisher PLC	83,616
3,804	Lowe’s Cos., Inc.	742,921
396	Nitori Holdings Co. Ltd.	39,898
686	O’Reilly Automotive, Inc.*	437,099
1,243	Ross Stores, Inc.	105,680
3,803	The Home Depot, Inc.	1,151,358
4,661	The TJX Cos., Inc.	296,300
1,795	Tractor Supply Co.	336,311
855	Ulta Beauty, Inc.*	361,750
1,871	USS Co. Ltd.	34,032

		5,457,385

Technology Hardware, Storage & Peripherals – 0.5%
49,864	Apple, Inc.	7,421,758
4,598	Brother Industries Ltd.	84,625
2,379	Canon, Inc.	60,417
3,318	Dell Technologies, Inc. Class C	165,701
2,216	FUJIFILM Holdings Corp.	122,056
17,300	Hewlett Packard Enterprise Co.	269,880
7,174	HP, Inc.	278,638
1,860	Logitech International SA	113,776
2,434	NetApp, Inc.	175,126
10,223	Ricoh Co. Ltd.	85,906
1,472	Seagate Technology Holdings PLC	124,634
3,609	Seiko Epson Corp.	60,417
514	Western Digital Corp.*	31,195

		8,994,129

Textiles, Apparel & Luxury Goods – 0.2%
905	adidas AG	179,794
9,321	Burberry Group PLC	201,099
677	Cie Financiere Richemont SA Class A	75,344
626	EssilorLuxottica SA	101,108
623	Gildan Activewear, Inc.	19,623
242	Hermes International	289,350
231	Kering SA	127,057
1,086	Lululemon Athletica, Inc.*	317,862
741	LVMH Moet Hennessy Louis Vuitton SE	478,409
1,919	Moncler SpA	92,337
3,508	NIKE, Inc. Class B	416,926
956	Pandora A/S	77,231
2,198	Puma SE	164,023
2,227	The Swatch Group AG	178,435
2,346	VF Corp.	118,379

		2,836,977

Shares	Description	Value

Common Stocks – (continued)
Tobacco – 0.1%
3,433	Altria Group, Inc.	$ 185,691
6,267	British American Tobacco PLC	276,407
3,838	Imperial Brands PLC	86,662
3,318	Japan Tobacco, Inc.	60,394
6,099	Philip Morris International, Inc.	648,019
25,280	Swedish Match AB	261,284

		1,518,457

Trading Companies & Distributors – 0.1%
919	AerCap Holdings NV*	45,435
386	Ashtead Group PLC	20,225
1,145	Brenntag SE	88,596
2,566	Bunzl PLC	89,457
7,976	Fastenal Co.	427,195
2,572	Ferguson PLC	309,287
402	IMCD NV	60,120
4,864	ITOCHU Corp.	139,526
23,901	Marubeni Corp.	250,562
4,158	Mitsubishi Corp.	143,501
5,513	Mitsui & Co. Ltd.	138,479
9,386	MonotaRO Co. Ltd.	137,036
2,728	Reece Ltd.	31,123
6,369	Sumitomo Corp.	91,128
744	Toromont Industries Ltd.	65,991
213	United Rentals, Inc.*	63,512
885	W.W. Grainger, Inc.	431,057

		2,532,230

Transportation Infrastructure – 0.0%
4,994	Atlantia SpA	121,072
1,952	Getlink SE	37,623
6,722	Transurban Group	69,139

		227,834

Water Utilities – 0.0%
648	American Water Works Co., Inc.	98,010
880	Essential Utilities, Inc.	40,709
2,366	Severn Trent PLC	86,920
5,863	United Utilities Group PLC	78,155

		303,794

Wireless Telecommunication Services – 0.0%
6,240	KDDI Corp.	217,689
1,015	Rogers Communications, Inc. Class B	52,056
9,217	SoftBank Corp.	106,186
1,290	SoftBank Group Corp.	53,430
731	T-Mobile US, Inc.*	97,435
5,009	Tele2 AB Class B	61,259

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Wireless Telecommunication Services – (continued)
80,292	Vodafone Group PLC	$ 132,195

		720,250

TOTAL COMMON STOCKS (Cost $131,927,607)		$ 191,786,675

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%
Automobiles – 0.0%
Bayerische Motoren Werke AG
820	2.847%	$ 64,337
Volkswagen AG
541	2.476	90,292

		154,629

Health Care Equipment & Supplies – 0.0%
Sartorius AG
142	0.126	57,413

Household Products – 0.0%
Henkel AG & Co. KGaA
615	2.342	42,103

TOTAL PREFERRED STOCKS (Cost $261,509)		$ 254,145

Shares	Description	Value

Exchange Traded Funds – 78.1%
360,568	Alerian MLP ETF	14,530,891
63,406	Energy Select Sector SPDR Fund	5,529,003
749,848	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(b)	24,040,127
5,400,809	Goldman Sachs MarketBeta International Equity ETF(b)	269,662,393
5,915,872	Goldman Sachs MarketBeta U.S. Equity ETF(b)	332,649,483
4,381,546	iShares Core MSCI Emerging Markets ETF	230,337,873
1,574,728	iShares MSCI EAFE ETF(c)	110,246,707
1,243,370	iShares MSCI EAFE Small-Cap ETF	77,076,506
923,845	Vanguard S&P 500 ETF	350,765,470

TOTAL EXCHANGE TRADED FUNDS (Cost $1,161,523,412)		$1,414,838,453

Shares	Dividend Rate	Value

Investment Company(b) – 6.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
115,567,260	0.660%	$ 115,567,260
(Cost $115,567,260)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE – 92.9% (Cost $1,409,279,788)		$1,722,446,533

Shares	Distribution Rate	Value

Securities Lending Reinvestment Vehicle(b) – 4.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
86,400,000	0.660%	$ 86,400,000
(Cost $86,400,000)

TOTAL INVESTMENTS – 99.8% (Cost $1,495,679,788)		$1,808,846,533

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		2,835,546

NET ASSETS – 100.0%		$1,811,682,079

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated fund.

(c)	All or a portion of security is on loan.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	2,830,000	USD	1,997,454	06/15/22	$33,980
	CAD	50,960,000	USD	40,157,161	06/15/22	127,741
	CHF	3,910,000	USD	4,028,239	06/15/22	51,433
	DKK	7,690,000	USD	1,095,381	06/15/22	15,164
	EUR	7,830,000	USD	8,300,563	06/15/22	111,774
	GBP	2,365,000	USD	2,954,998	06/15/22	25,274
	ILS	360,000	USD	107,156	06/15/22	1,390
	NOK	1,950,000	USD	201,398	06/15/22	6,678
	NZD	90,000	USD	57,505	06/15/22	1,123
	SEK	12,900,000	USD	1,301,603	06/15/22	19,936
	SGD	410,000	USD	296,947	06/15/22	2,301
	USD	40,358,101	AUD	55,210,000	06/15/22	727,199
	USD	44,551,550	CHF	40,920,000	06/15/22	1,855,857
	USD	11,350,914	DKK	76,070,000	06/15/22	365,330
	USD	130,380,058	EUR	117,140,000	06/15/22	4,528,067
	USD	65,762,008	GBP	49,345,000	06/15/22	3,579,538
	USD	11,317,067	HKD	88,380,000	06/15/22	49,931
	USD	1,856,716	ILS	6,000,000	06/15/22	47,622
	USD	94,256,056	JPY	10,909,000,000	06/15/22	9,467,313
	USD	3,259,760	NOK	28,950,000	06/15/22	170,639
	USD	7,802,354	NZD	11,490,000	06/15/22	317,444
	USD	14,314,004	SEK	138,675,000	06/15/22	107,455
	USD	4,921,123	SGD	6,680,000	06/15/22	45,577

TOTAL						$21,658,766

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	26,100,000	USD	19,004,621	06/15/22	$(269,490)
	HKD	4,410,000	USD	562,234	06/15/22	(24)
	JPY	226,000,000	USD	1,770,715	06/15/22	(14,161)
	NZD	27,990,000	USD	18,919,729	06/15/22	(686,256)
	USD	11,499,345	AUD	16,500,000	06/15/22	(344,703)
	USD	18,651,659	CAD	24,020,000	06/15/22	(336,634)
	USD	11,153,124	NZD	17,700,000	06/15/22	(377,154)

TOTAL						$(2,028,422)

FUTURES CONTRACTS — At May 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	572	06/17/22	$118,153,750	$(1,274,845)
E-Mini Russell 2000 Index	1,330	06/17/22	123,816,350	(6,639,213)
S&P Toronto Stock Exchange 60 Index	213	06/16/22	42,217,733	(1,445,157)

TOTAL FUTURES CONTRACTS				$(9,359,215)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At May 31, 2022, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$99.000	06/13/2022	891	$2,227,500	$5,569	$937,617	$(932,048)
Eurodollar Futures	98.250	09/19/2022	456	1,140,000	17,100	1,089,758	(1,072,658)
Eurodollar Futures	99.000	09/19/2022	1,254	3,135,000	23,512	959,084	(935,572)
Eurodollar Futures	98.000	12/19/2022	440	1,100,000	38,500	1,095,521	(1,057,021)
Eurodollar Futures	98.750	12/19/2022	1,214	3,035,000	37,937	1,125,766	(1,087,829)
Eurodollar Futures	99.000	12/19/2022	4,624	11,560,000	115,600	6,584,669	(6,469,069)
Eurodollar Futures	95.875	03/13/2023	240	600,000	609,000	726,557	(117,557)
Eurodollar Futures	97.750	03/13/2023	1,661	4,152,500	394,488	6,003,736	(5,609,248)
Eurodollar Futures	95.875	06/19/2023	382	955,000	1,040,950	1,103,911	(62,961)
Eurodollar Futures	97.750	06/19/2023	935	2,337,500	374,000	3,813,056	(3,439,056)
Eurodollar Futures	95.875	09/18/2023	357	892,500	1,084,388	1,094,141	(9,753)
Eurodollar Futures	97.250	12/18/2023	550	1,375,000	680,625	726,760	(46,135)
Eurodollar Futures	97.500	03/18/2024	1,405	3,512,500	1,650,875	1,970,260	(319,385)
Eurodollar Futures	97.500	06/17/2024	1,241	3,102,500	1,628,812	1,895,404	(266,592)

TOTAL			15,650	$39,125,000	$7,701,356	$29,126,240	$(21,424,884)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	$3,725.000	06/17/2022	(4)	$(1,490,000)	$(4,715)	$(3,423)	$(1,292)
Euro Stoxx 50 Index	3,800.000	06/17/2022	(14)	(5,320,000)	(9,544)	(6,602)	(2,942)
Euro Stoxx 50 Index	3,875.000	06/17/2022	(24)	(9,300,000)	(7,781)	(19,513)	11,732
Euro Stoxx 50 Index	3,925.000	06/17/2022	(60)	(23,550,000)	(10,242)	(49,413)	39,171
Euro Stoxx 50 Index	3,975.000	06/17/2022	(6)	(2,385,000)	(496)	(6,391)	5,895
Euro Stoxx 50 Index	4,000.000	06/17/2022	(33)	(13,200,000)	(1,842)	(14,966)	13,124
Euro Stoxx 50 Index	4,025.000	06/17/2022	(15)	(6,037,500)	(580)	(11,822)	11,242

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
Euro Stoxx 50 Index	$ 3,775.000	07/15/2022	(73)	$(27,557,500)	$(92,554)	$(68,843)	$(23,711)
Euro Stoxx 50 Index	3,850.000	07/15/2022	(27)	(10,395,000)	(22,608)	(15,737)	(6,871)
Euro Stoxx 50 Index	3,875.000	07/15/2022	(28)	(10,850,000)	(19,990)	(23,247)	3,257
Euro Stoxx 50 Index	3,900.000	07/15/2022	(16)	(6,240,000)	(9,636)	(15,606)	5,970
Euro Stoxx 50 Index	4,050.000	07/15/2022	(6)	(2,430,000)	(1,031)	(3,217)	2,186
Euro Stoxx 50 Index	3,825.000	08/19/2022	(5)	(1,912,500)	(6,876)	(5,008)	(1,868)
Euro Stoxx 50 Index	3,925.000	08/19/2022	(13)	(5,102,500)	(11,193)	(12,470)	1,277
FTSE 100 Index	7,475.000	06/17/2022	(1)	(747,500)	(2,187)	(1,370)	(817)
FTSE 100 Index	7,750.000	06/17/2022	(8)	(6,200,000)	(2,823)	(6,232)	3,409
FTSE 100 Index	7,800.000	06/17/2022	(5)	(3,900,000)	(1,072)	(4,916)	3,844
FTSE 100 Index	7,825.000	06/17/2022	(11)	(8,607,500)	(1,802)	(10,725)	8,923
FTSE 100 Index	7,850.000	06/17/2022	(7)	(5,495,000)	(882)	(3,437)	2,555
FTSE 100 Index	7,550.000	07/15/2022	(8)	(6,040,000)	(19,456)	(13,220)	(6,236)
FTSE 100 Index	7,600.000	07/15/2022	(8)	(6,080,000)	(16,381)	(12,053)	(4,328)
FTSE 100 Index	7,800.000	07/15/2022	(12)	(9,360,000)	(10,358)	(10,376)	18
FTSE 100 Index	7,850.000	07/15/2022	(3)	(2,355,000)	(1,966)	(3,106)	1,140
FTSE 100 Index	7,900.000	07/15/2022	(1)	(790,000)	(492)	(775)	283
FTSE 100 Index	7,625.000	08/19/2022	(1)	(762,500)	(2,426)	(1,747)	(679)
FTSE 100 Index	7,850.000	08/19/2022	(3)	(2,355,000)	(3,496)	(3,576)	80
Nikkei 225 Index	26,875.000	06/10/2022	(1)	(2,687,500)	(4,311)	(8,609)	4,298
Nikkei 225 Index	27,750.000	06/10/2022	(2)	(5,550,000)	(1,787)	(6,831)	5,044
Nikkei 225 Index	27,875.000	06/10/2022	(5)	(13,937,500)	(3,302)	(16,429)	13,127
Nikkei 225 Index	28,250.000	06/10/2022	(3)	(8,475,000)	(722)	(7,842)	7,120
Nikkei 225 Index	28,625.000	06/10/2022	(5)	(14,312,500)	(466)	(10,153)	9,687
Nikkei 225 Index	29,125.000	06/10/2022	(2)	(5,825,000)	(62)	(8,554)	8,492
Nikkei 225 Index	29,375.000	06/10/2022	(3)	(8,812,500)	(70)	(7,445)	7,375
Nikkei 225 Index	27,500.000	07/08/2022	(5)	(13,750,000)	(19,031)	(18,383)	(648)
Nikkei 225 Index	27,625.000	07/08/2022	(2)	(5,525,000)	(6,758)	(5,875)	(883)
Nikkei 225 Index	28,000.000	07/08/2022	(7)	(19,600,000)	(15,769)	(22,819)	7,050

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
Nikkei 225 Index	$28,125.000	07/08/2022	(6)	$(16,875,000)	$(11,652)	$(23,673)	$12,021
Nikkei 225 Index	28,500.000	07/08/2022	(2)	(5,700,000)	(2,253)	(6,634)	4,381
Nikkei 225 Index	27,750.000	08/12/2022	(1)	(2,775,000)	(5,049)	(4,645)	(404)
Nikkei 225 Index	28,000.000	08/12/2022	(3)	(8,400,000)	(12,584)	(11,517)	(1,067)
Nikkei 225 Index	28,250.000	08/12/2022	(2)	(5,650,000)	(6,991)	(7,109)	118
S&P 500 Index	4,300.000	06/01/2022	(24)	(10,320,000)	(180)	(115,018)	114,838
S&P 500 Index	4,150.000	06/08/2022	(26)	(10,790,000)	(125,970)	(160,071)	34,101
S&P 500 Index	4,200.000	06/15/2022	(26)	(10,920,000)	(130,130)	(95,817)	(34,313)
S&P 500 Index	4,075.000	06/22/2022	(26)	(10,595,000)	(336,700)	(155,414)	(181,286)
S&P 500 Index	4,090.000	06/30/2022	(2)	(818,000)	(27,419)	(13,518)	(13,901)
S&P 500 Index	4,200.000	06/30/2022	(6)	(2,520,000)	(47,250)	(46,450)	(800)
S&P 500 Index	4,240.000	06/30/2022	(4)	(1,696,000)	(24,780)	(19,573)	(5,207)
S&P 500 Index	4,285.000	06/30/2022	(20)	(8,570,000)	(89,400)	(88,891)	(509)
S&P 500 Index	4,290.000	06/30/2022	(20)	(8,580,000)	(86,200)	(85,954)	(246)
S&P 500 Index	4,295.000	06/30/2022	(20)	(8,590,000)	(83,100)	(83,516)	416
S&P 500 Index	4,300.000	06/30/2022	(20)	(8,600,000)	(79,900)	(80,046)	146
S&P 500 Index	4,305.000	06/30/2022	(20)	(8,610,000)	(77,000)	(76,882)	(118)
S&P 500 Index	4,365.000	06/30/2022	(7)	(3,055,500)	(16,345)	(44,232)	27,887
S&P 500 Index	4,390.000	06/30/2022	(7)	(3,073,000)	(13,545)	(50,440)	36,895
S&P 500 Index	4,605.000	06/30/2022	(3)	(1,381,500)	(525)	(18,538)	18,013
S&P 500 Index	4,645.000	06/30/2022	(5)	(2,322,500)	(600)	(25,880)	25,280
S&P 500 Index	4,735.000	06/30/2022	(1)	(473,500)	(62)	(4,539)	4,477
S&P 500 Index	4,140.000	07/29/2022	(6)	(2,484,000)	(90,900)	(50,573)	(40,327)
S&P 500 Index	4,250.000	07/29/2022	(2)	(850,000)	(19,299)	(18,178)	(1,121)
S&P 500 Index	4,285.000	07/29/2022	(4)	(1,714,000)	(32,640)	(24,357)	(8,283)
S&P 500 Index	4,410.000	07/29/2022	(1)	(441,000)	(4,085)	(7,599)	3,514

			(691)	$(422,741,500)	$(1,639,266)	$(1,759,795)	$120,529

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts	$3,375.000	06/17/2022	(4)	$(1,350,000)	$(275)	$(1,784)	$1,509
Euro Stoxx 50 Index	3,450.000	06/17/2022	(14)	(4,830,000)	(1,443)	(15,173)	13,730
Euro Stoxx 50 Index	3,475.000	06/17/2022	(26)	(9,035,000)	(3,070)	(24,916)	21,846
Euro Stoxx 50 Index	3,500.000	06/17/2022	(24)	(8,400,000)	(3,272)	(17,799)	14,527
Euro Stoxx 50 Index	3,525.000	06/17/2022	(40)	(14,100,000)	(6,355)	(34,346)	27,991
Euro Stoxx 50 Index	3,575.000	06/17/2022	(15)	(5,362,500)	(3,221)	(14,910)	11,689
Euro Stoxx 50 Index	3,675.000	06/17/2022	(33)	(12,127,500)	(13,215)	(38,639)	25,424
Euro Stoxx 50 Index	3,325.000	07/15/2022	(37)	(12,302,500)	(8,977)	(25,395)	16,418
Euro Stoxx 50 Index	3,400.000	07/15/2022	(62)	(21,080,000)	(19,636)	(57,787)	38,151
Euro Stoxx 50 Index	3,450.000	07/15/2022	(16)	(5,520,000)	(6,098)	(15,085)	8,987
Euro Stoxx 50 Index	3,550.000	07/15/2022	(28)	(9,940,000)	(15,481)	(14,637)	(844)
Euro Stoxx 50 Index	3,625.000	07/15/2022	(6)	(2,175,000)	(4,368)	(7,900)	3,532
Euro Stoxx 50 Index	3,350.000	08/19/2022	(5)	(1,675,000)	(2,796)	(4,537)	1,741
Euro Stoxx 50 Index	3,475.000	08/19/2022	(13)	(4,517,500)	(10,174)	(9,540)	(634)
FTSE 100 Index	6,950.000	06/17/2022	(1)	(695,000)	(145)	(911)	766
FTSE 100 Index	7,125.000	06/17/2022	(1)	(712,500)	(240)	(2,096)	1,856
FTSE 100 Index	7,225.000	06/17/2022	(3)	(2,167,500)	(964)	(5,346)	4,382
FTSE 100 Index	7,250.000	06/17/2022	(8)	(5,800,000)	(2,773)	(13,704)	10,931
FTSE 100 Index	7,275.000	06/17/2022	(5)	(3,637,500)	(1,890)	(7,369)	5,479
FTSE 100 Index	7,325.000	06/17/2022	(7)	(5,127,500)	(3,131)	(9,142)	6,011
FTSE 100 Index	7,425.000	06/17/2022	(7)	(5,197,500)	(4,542)	(11,214)	6,672
FTSE 100 Index	6,875.000	07/15/2022	(8)	(5,500,000)	(3,730)	(10,949)	7,219
FTSE 100 Index	7,000.000	07/15/2022	(8)	(5,600,000)	(4,738)	(9,537)	4,799
FTSE 100 Index	7,200.000	07/15/2022	(9)	(6,480,000)	(7,995)	(21,660)	13,665
FTSE 100 Index	7,325.000	07/15/2022	(6)	(4,395,000)	(7,031)	(7,759)	728
FTSE 100 Index	7,375.000	07/15/2022	(1)	(737,500)	(1,311)	(2,128)	817
FTSE 100 Index	6,900.000	08/19/2022	(1)	(690,000)	(1,084)	(1,816)	732
FTSE 100 Index	7,225.000	08/19/2022	(3)	(2,167,500)	(5,424)	(5,717)	293
Nikkei 225 Index	23,625.000	06/10/2022	(1)	(2,362,500)	(23)	(3,268)	3,245
Nikkei 225 Index	25,500.000	06/10/2022	(2)	(5,100,000)	(295)	(6,370)	6,075

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
Nikkei 225 Index	$25,625.000	06/10/2022	(5)	$(12,812,500)	$(893)	$(15,254)	$14,361
Nikkei 225 Index	26,125.000	06/10/2022	(8)	(20,900,000)	(2,734)	(33,987)	31,253
Nikkei 225 Index	26,250.000	06/10/2022	(2)	(5,250,000)	(932)	(9,120)	8,188
Nikkei 225 Index	26,750.000	06/10/2022	(3)	(8,025,000)	(3,146)	(14,654)	11,508
Nikkei 225 Index	24,625.000	07/08/2022	(5)	(12,312,500)	(3,883)	(17,608)	13,725
Nikkei 225 Index	25,250.000	07/08/2022	(3)	(7,575,000)	(3,496)	(13,127)	9,631
Nikkei 225 Index	25,375.000	07/08/2022	(6)	(15,225,000)	(7,923)	(27,900)	19,977
Nikkei 225 Index	25,500.000	07/08/2022	(2)	(5,100,000)	(2,719)	(4,307)	1,588
Nikkei 225 Index	25,625.000	07/08/2022	(4)	(10,250,000)	(6,215)	(14,532)	8,317
Nikkei 225 Index	25,875.000	07/08/2022	(2)	(5,175,000)	(3,573)	(9,915)	6,342
Nikkei 225 Index	24,250.000	08/12/2022	(1)	(2,425,000)	(1,786)	(4,567)	2,781
Nikkei 225 Index	25,125.000	08/12/2022	(3)	(7,537,500)	(8,156)	(10,458)	2,302
Nikkei 225 Index	25,375.000	08/12/2022	(2)	(5,075,000)	(6,137)	(9,924)	3,787
S&P 500 Index	4,000.000	06/01/2022	(25)	(10,000,000)	(937)	(156,414)	155,477
S&P 500 Index	3,800.000	06/08/2022	(26)	(9,880,000)	(6,370)	(137,384)	131,014
S&P 500 Index	3,920.000	06/15/2022	(26)	(10,192,000)	(58,630)	(194,045)	135,415
S&P 500 Index	3,750.000	06/22/2022	(26)	(9,750,000)	(33,670)	(132,695)	99,025
S&P 500 Index	3,735.000	06/30/2022	(2)	(747,000)	(4,170)	(12,138)	7,968
S&P 500 Index	3,755.000	06/30/2022	(6)	(2,253,000)	(13,380)	(41,193)	27,813
S&P 500 Index	3,880.000	06/30/2022	(4)	(1,552,000)	(15,880)	(30,677)	14,797
S&P 500 Index	3,930.000	06/30/2022	(7)	(2,751,000)	(34,895)	(62,558)	27,663
S&P 500 Index	3,935.000	06/30/2022	(7)	(2,754,500)	(35,350)	(63,854)	28,504
S&P 500 Index	3,970.000	06/30/2022	(20)	(7,940,000)	(116,500)	(127,507)	11,007
S&P 500 Index	3,975.000	06/30/2022	(20)	(7,950,000)	(119,000)	(130,743)	11,743
S&P 500 Index	3,980.000	06/30/2022	(20)	(7,960,000)	(124,500)	(132,593)	8,093
S&P 500 Index	3,985.000	06/30/2022	(20)	(7,970,000)	(124,200)	(134,918)	10,718
S&P 500 Index	3,990.000	06/30/2022	(20)	(7,980,000)	(126,800)	(138,660)	11,860
S&P 500 Index	4,180.000	06/30/2022	(3)	(1,254,000)	(40,530)	(31,018)	(9,512)
S&P 500 Index	4,270.000	06/30/2022	(5)	(2,135,000)	(94,600)	(46,586)	(48,014)
S&P 500 Index	4,335.000	06/30/2022	(1)	(433,500)	(23,575)	(13,689)	(9,886)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
S&P 500 Index	$3,675.000	07/29/2022	(6)	$(2,205,000)	$(25,410)	$(50,655)	$25,245
S&P 500 Index	3,710.000	07/29/2022	(2)	(742,000)	(9,680)	(20,278)	10,598
S&P 500 Index	3,825.000	07/29/2022	(4)	(1,530,000)	(26,920)	(43,762)	16,842
S&P 500 Index	3,895.000	07/29/2022	(1)	(389,500)	(8,214)	(11,368)	3,154

			(691)	$(384,816,000)	$(1,238,501)	$(2,299,522)	$1,061,021

TOTAL			(1,382)	$(807,557,500)	$(2,877,767)	$(4,059,317)	$1,181,550

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put SEK	MS & Co. Int. PLC	$10.177	11/10/2022	83,303,000	$83,303,000	$2,599,831	$967,724	$1,632,107
Call JPY/Put KRW	MS & Co. Int. PLC	11.634	11/11/2022	7,431,822,000	7,431,822,000	155,813	915,432	(759,619)
Call CHF/Put NOK	MS & Co. Int. PLC	10.969	01/27/2023	27,202,000	27,202,000	366,087	489,630	(123,543)
Call USD/Put CAD	MS & Co. Int. PLC	1.335	11/09/2022	80,791,000	80,791,000	444,431	678,644	(234,213)

				7,623,118,000	$7,623,118,000	$3,566,162	$3,051,430	$514,732

Puts
Put NZD/Call USD	MS & Co. Int. PLC	$0.636	11/11/2022	69,837,000	$69,837,000	$977,419	$657,375	$320,044
Put AUD/Call USD	MS & Co. Int. PLC	0.672	11/14/2022	34,183,000	34,183,000	269,232	348,267	(79,035)
Put AUD/Call USD	MS & Co. Int. PLC	0.646	01/27/2023	27,781,000	27,781,000	191,216	274,866	(83,650)

				131,801,000	$131,801,000	$1,437,868	$1,280,508	$157,359

Total purchased option contracts				7,754,919,000	$7,754,919,000	$5,004,030	$4,331,938	$672,091

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Call CHF/Put SEK	MS & Co. Int. PLC	$10.177	11/10/2022	(83,303,000)	$(83,303,000)	$(2,599,831)	$(2,027,570)	$(572,261)

TOTAL				7,671,616,000	$7,671,616,000	$2,404,198	$2,304,368	$99,830

Abbreviation:
MS & Co. Int. PLC — Morgan Stanley & Co. International PLC

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 75.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,689,182,207	0.660%	$1,689,182,207
(Cost $1,689,182,207)

TOTAL INVESTMENTS – 75.5% (Cost $1,689,182,207)		$1,689,182,207

OTHER ASSETS IN EXCESS OF LIABILITIES – 24.5%		548,961,889

NET ASSETS – 100.0%		$2,238,144,096

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— U.S. Dollar

Investment Abbreviation:
PLC	— Public Limited Company

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	47,050,000	USD	33,045,893	06/24/22	$733,316
	CAD	57,170,000	USD	44,502,405	06/24/22	690,299
	EUR	65,980,000	USD	70,725,315	06/24/22	200,306
	NZD	120,750,000	USD	77,019,880	06/27/22	1,627,973
	USD	18,448,033	CAD	23,320,000	06/24/22	13,647
	USD	219,380,801	JPY	28,005,890,000	06/24/22	1,616,510

TOTAL						$4,882,051

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	JPY	26,905,240,000	USD	209,327,279	06/24/22	$(121,269)
	USD	30,043,817	AUD	41,920,000	06/24/22	(52,345)
	USD	85,298,179	CHF	83,080,000	06/24/22	(1,436,346)
	USD	42,674,580	EUR	40,390,000	06/24/22	(742,908)
	USD	194,864,217	NZD	299,490,000	06/27/22	(201,999)

TOTAL						$(2,554,867)

FUTURES CONTRACTS — At May 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	5,440	06/17/22	$1,123,700,000	$(7,226,538)
10 Year U.S. Treasury Notes	9,758	09/21/22	1,165,623,594	(7,607,660)

Total				$(14,834,198)

Short position contracts:
20 Year U.S. Treasury Bonds	(506)	09/21/22	(70,555,375)	739,779

TOTAL FUTURES CONTRACTS				$(14,094,419)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At May 31, 2022, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Puts
U.S. Treasury Bonds	$133.000	06/24/2022	(1,038)	$ (1,038,000)	$(227,062)	$(744,814)	$517,752
U.S. Treasury Bonds	134.000	07/22/2022	(1,028)	(1,028,000)	(851,317)	(833,286)	(18,031)
U.S. Treasury Bonds	136.000	06/24/2022	(1,026)	(1,026,000)	(785,532)	(462,947)	(322,585)

TOTAL			(3,092)	$ (3,092,000)	$(1,863,911)	$(2,041,047)	$177,136

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$2,700.000	06/03/2022	486	$131,220,000	$1,215	$117,670	$(116,455)
S&P 500 Index	2,800.000	06/03/2022	765	214,200,000	1,912	154,591	(152,679)
S&P 500 Index	2,600.000	06/10/2022	569	147,940,000	2,845	128,874	(126,029)
S&P 500 Index	2,700.000	06/10/2022	727	196,290,000	5,452	247,824	(242,372)
S&P 500 Index	2,600.000	06/17/2022	470	122,200,000	7,051	82,603	(75,552)
S&P 500 Index	2,625.000	06/17/2022	496	130,200,000	7,440	76,311	(68,871)
S&P 500 Index	2,675.000	06/17/2022	1,023	273,652,500	20,460	135,978	(115,518)
S&P 500 Index	2,850.000	06/17/2022	506	144,210,000	16,445	56,573	(40,128)
S&P 500 Index	2,600.000	06/21/2022	517	134,420,000	11,633	48,647	(37,014)
S&P 500 Index	2,600.000	06/24/2022	1,213	315,380,000	39,422	218,306	(178,884)
S&P 500 Index	2,850.000	06/24/2022	506	144,210,000	34,155	74,274	(40,119)
S&P 500 Index	2,700.000	06/30/2022	497	134,190,000	38,518	57,798	(19,280)
S&P 500 Index	2,850.000	06/30/2022	499	142,215,000	49,900	57,759	(7,859)

Total purchased option contracts			8,274	$2,230,327,500	$236,448	$1,457,208	$(1,220,760)

Written option contracts
Puts
S&P 500 Index	3,550.000	06/01/2022	(1,646)	$(584,330,000)	$(4,115)	$(202,458)	$198,343
S&P 500 Index	3,600.000	06/03/2022	(2,047)	(736,920,000)	(30,705)	(302,956)	272,251
S&P 500 Index	3,735.000	06/03/2022	(2,011)	(751,108,500)	(50,275)	(201,100)	150,825
S&P 500 Index	3,820.000	06/06/2022	(1,997)	(762,854,000)	(114,828)	(235,646)	120,818

Total written option contracts			(7,701)	$(2,835,212,500)	$(199,923)	$(942,160)	$742,237

TOTAL			573	$(604,885,000)	$36,525	$515,048	$(478,523)

Abbreviation:
MS & Co. Int. PLC — Morgan Stanley & Co. International PLC

GS STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 80.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
387,659,651	0.660%	$387,659,651
(Cost $387,659,651)

TOTAL INVESTMENTS – 80.9% (Cost $387,659,651)		$387,659,651

OTHER ASSETS IN EXCESS OF LIABILITIES – 19.1%		91,812,549

NET ASSETS – 100.0%		$479,472,200

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Currency Abbreviation:
USD	— U.S. Dollar

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GS STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year U.S. Treasury Notes	1,280	09/30/22	$144,580,000	$(572,899)
2 Year U.S. Treasury Notes	1,508	09/30/22	318,341,155	(255,676)
S&P 500 E-Mini Index	7	06/17/22	1,445,938	59,934

TOTAL FUTURES CONTRACTS				$(768,641)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At May 31, 2022, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$2,700.000	06/03/2022	110	$29,700,000	$275	$26,633	$(26,358)
S&P 500 Index	2,800.000	06/03/2022	176	49,280,000	440	35,563	(35,123)
S&P 500 Index	2,600.000	06/10/2022	130	33,800,000	650	29,450	(28,800)
S&P 500 Index	2,700.000	06/10/2022	168	45,360,000	1,260	57,186	(55,926)
S&P 500 Index	2,600.000	06/17/2022	108	28,080,000	1,620	18,981	(17,361)
S&P 500 Index	2,625.000	06/17/2022	116	30,450,000	1,740	17,847	(16,107)
S&P 500 Index	2,675.000	06/17/2022	239	63,932,500	4,780	31,847	(27,067)
S&P 500 Index	2,850.000	06/17/2022	118	33,630,000	3,835	13,193	(9,358)
S&P 500 Index	2,600.000	06/21/2022	122	31,720,000	2,745	11,479	(8,734)
S&P 500 Index	2,600.000	06/24/2022	288	74,880,000	9,360	51,439	(42,079)
S&P 500 Index	2,850.000	06/24/2022	121	34,485,000	8,167	17,761	(9,594)
S&P 500 Index	2,700.000	06/30/2022	119	32,130,000	9,223	13,839	(4,616)
S&P 500 Index	2,850.000	06/30/2022	117	33,345,000	11,700	13,543	(1,843)

Total purchased option contracts			1,932	$520,792,500	$55,795	$338,761	$(282,966)

GS STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Puts
S&P 500 Index	$3,550.000	06/01/2022	(494)	$(175,370,000)	$(1,235)	$(60,762)	$59,527
S&P 500 Index	3,600.000	06/03/2022	(489)	(176,040,000)	(7,335)	(72,372)	65,037
S&P 500 Index	3,735.000	06/03/2022	(482)	(180,027,000)	(12,050)	(48,200)	36,150
S&P 500 Index	3,820.000	06/06/2022	(470)	(179,540,000)	(27,025)	(55,460)	28,435

Total written option contracts			(1,935)	$(710,977,000)	$(47,645)	$(236,794)	$189,149

TOTAL			(3)	$(190,184,500)	$8,150	$101,967	$(93,817)

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 2.6%
United States Treasury Bill(a)
$10,000,000	—%	08/11/22	$ 9,979,860
United States Treasury Floating Rate Notes(b)
(3MTreasury money market yield + 0.035%)
66,600,000	1.158	10/31/23	66,728,861
(3MTreasury money market yield - 0.015%)
41,600,000	1.108	01/31/24	41,623,620

TOTAL U.S. TREASURY OBLIGATIONS (Cost $118,196,553)			$ 118,332,341

Shares	Description	Value

Exchange Traded Funds – 7.4%
638,246	Alerian MLP ETF(c)	25,721,314
1,110,483	Energy Select Sector SPDR Fund	96,834,117
1,037,003	Health Care Select Sector SPDR Fund	137,122,907
2,095,332	Invesco Senior Loan ETF(c)	44,148,645
2,901,853	Sprott Physical Uranium Trust(d)	34,344,578

TOTAL EXCHANGE TRADED FUNDS (Cost $257,857,356)		$ 338,171,561

Shares	Dividend Rate	Value

Investment Companies(e) – 45.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,688,979,644	0.660%	$1,688,979,644
Goldman Sachs High Yield Floating Rate Fund - Class R6
25,263,518	3.641	225,855,853
Goldman Sachs MLP & Energy Fund - Class R6
8,752,111	3.367	102,574,738
Goldman Sachs MLP Energy Infrastructure Fund - Class R6
863,577	5.344	25,458,260

TOTAL INVESTMENT COMPANIES (Cost $1,983,925,889)		$2,042,868,495

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $2,359,979,798)		$2,499,372,397

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 42.9%
Certificates of Deposit – 11.5%
Alpine Securitization LLC(f)
$9,857,000	1.340%	08/11/22	$ 9,853,560
(SOFR + 0.440%)
12,100,000	0.720(b)	10/27/22	12,098,500
Banco Santander SA(b) (SOFR + 0.160%)
5,571,000	0.209	07/25/22	5,570,039

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Bank of Montreal
$16,000,000	0.400%		11/18/22	$ 15,879,145
(SOFR + 0.400%)
6,000,000	0.670	(b)	03/01/23	5,996,233
Bank of Nova Scotia(b) (FEDL01 + 0.380%)
7,608,000	1.210		12/20/22	7,607,991
Barclays Bank PLC(b)
(SOFR + 0.170%)
11,000,000	0.220	(f)	06/27/22	10,999,085
(SOFR + 0.200%)
5,000,000	0.470	(f)	08/01/22	4,998,839
(SOFR + 0.290%)
8,000,000	1.080		02/16/23	7,985,517
(SOFR + 0.490%)
12,000,000	1.280	(f)	06/24/22	12,001,539
Bedford Row Funding Corp.(b)(f) (FEDL01 + 0.120%)
10,000,000	0.450		09/01/22	9,996,013
BNZ International Funding Ltd.(b)(f) (SOFR + 0.700%)
5,083,000	0.750		09/09/22	5,087,692
Canadian Imperial Bank of Commerce(b)
(SOFR + 0.250%)
5,000,000	0.520		12/23/22	4,995,297
(SOFR + 0.250%)
7,000,000	1.030		02/13/23	6,988,717
(SOFR + 0.500%)
2,062,000	0.790		05/05/23	2,061,610
Charles Schwab Corp.
20,000,000	0.220		08/09/22	19,994,289
Collateralized Commercial Paper FLEX Co. LLC(b)(f) (SOFR + 0.300%)
12,290,000	0.600		12/01/22	12,280,742
Commonwealth Bank of Australia(b)(f) (SOFR + 0.130%)
2,000,000	0.180		09/29/22	1,998,525
Cooperatieve Rabobank UA
9,881,000	1.500		10/17/22	9,873,481
(SOFR + 0.130%)
1,884,000	0.420	(b)	07/11/22	1,883,830
(SOFR + 0.490%)
3,674,000	0.790	(b)	11/25/22	3,675,369
Credit Suisse New York
12,000,000	0.400		11/10/22	11,912,750
DNB Bank ASA(b)(f) (SOFR + 0.550%)
8,034,000	0.850		09/07/22	8,039,026
Enel Finance America LLC(b)(f) (SOFR + 0.800%)
12,575,000	1.080		10/27/22	12,574,479
HSBC Bank PLC(b) (SOFR + 0.240%)
12,603,000	1.020		11/18/22	12,592,735
Ionic Capital III Trust
10,581,000	0.300		07/26/22	10,581,594
J.P. Morgan Securities LLC(b)(f)
(SOFR + 0.130%)
2,300,000	0.180		09/01/22	2,298,796
(SOFR + 0.330%)
5,500,000	1.110		10/03/22	5,500,000

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Landesbank Baden-Wuerttemberg(b) (SOFR + 0.400%)
$9,000,000	1.190%		10/12/22	$ 9,000,151
Lloyds Bank Corporate Markets PLC(b) (SOFR + 0.270%)
12,000,000	0.540		01/20/23	11,983,534
Macquarie Bank Ltd.(b)(f)
(SOFR + 0.330%)
17,000,000	0.620		12/05/22	16,989,561
(SOFR + 0.400%)
4,000,000	0.700		10/19/22	4,000,452
Matchpoint Finance PLC(b)(f)
(SOFR + 0.320%)
7,360,000	1.100		08/30/22	7,360,000
(SOFR + 0.410%)
10,394,000	1.190		10/17/22	10,395,996
Mizuho Bank Ltd.(b) (SOFR + 0.280%)
5,952,000	1.060		02/10/23	5,941,304
MUFG Bank Ltd.
6,750,000	0.260		10/13/22	6,711,330
14,000,000	0.380		11/04/22	13,903,552
National Bank of Kuwait SAKP
4,158,000	1.550		08/12/22	4,157,221
3,759,000	0.450		06/01/22	3,758,963
Nordea Bank ABP(b) (SOFR + 0.530%)
12,000,000	0.830		12/23/22	12,006,337
Old Line Funding LLC
4,000,000	1.100		10/03/22	4,000,000
Oversea-Chinese Banking Corp. Ltd.
20,584,000	0.630		06/16/22	20,581,250
(SOFR + 0.320%)
5,200,000	1.100	(b)	09/23/22	5,199,618
Royal Bank of Canada(b)(f) (SOFR + 0.430%)
2,000,000	0.480		03/01/23	1,998,708
Salisbury Receivables Co. LLC(b)(f) (SOFR + 0.340%)
10,000,000	0.390		02/01/23	9,987,353
Sheffield Receivables Co. LLC(b)(f)
(SOFR + 0.210%)
6,128,000	0.250		07/26/22	6,126,893
(SOFR + 0.310%)
15,000,000	0.600		07/14/22	15,001,316
Skandinaviska Enskilda Banken AB
9,800,000	0.420		12/01/22	9,713,816
3,100,000	1.830		10/05/22	3,100,311
(SOFR + 0.160%)
6,800,000	0.210	(b)(f)	08/16/22	6,797,096

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Standard Chartered Bank PLC
$8,300,000	0.220%		09/22/22	$ 8,263,587
10,127,000	1.150		03/27/22	10,128,754
Sumitomo Mitsui Banking Corp.(b)
(SOFR + 0.280%)
2,885,000	1.070		03/01/23	2,878,821
(SOFR + 0.500%)
19,800,000	1.280		03/31/23	19,786,541
Sumitomo Mitsui Trust Ltd.
4,000,000	0.900		06/17/22	3,999,974
Svenska Handelsbanken AB
21,647,000	2.795		05/25/23	21,636,692
(SOFR + 0.510%)
5,532,000	0.810	(b)	03/28/23	5,531,944
Toronto-Dominion Bank
4,749,000	1.350		09/09/22	4,746,589
13,500,000	2.690		04/28/23	13,488,754
Westpac Banking Corp.
3,084,000	1.150		09/07/22	3,080,654
(SOFR + 0.140%)
7,274,000	0.190	(b)	08/02/22	7,271,945

				524,854,410

Commercial Paper(a) – 31.4%
ABN AMRO Funding USA LLC
23,000,000	0.000		06/16/22	22,990,514
Albion Capital Corp. SA/Albion Capital LLC
10,571,000	0.000		06/06/22	10,569,513
9,504,000	0.000		07/20/22	9,488,688
Alimentation Couche-Tard, Inc.
5,000,000	0.000		06/07/22	4,998,940
Amazon.com, Inc.
24,806,000	0.000		07/08/22	24,784,110
Antalis S.A
9,236,000	0.000		07/21/22	9,220,665
19,252,000	0.000		07/26/22	19,215,614
Apple, Inc.
20,806,000	0.000		06/02/22	20,805,075
AT&T, Inc.
12,000,000	0.000		06/21/22	11,991,810
15,750,000	0.000		08/16/22	15,697,751

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(a) – (continued)
Atlantic Asset Securitization LLC
$15,621,000	0.000%	06/09/22	$ 15,617,692
7,000,000	0.000	06/23/22	6,995,886
AutoZone, Inc.
5,000,000	0.000	06/01/22	4,999,863
BASF SE
4,666,000	0.000	10/03/22	4,635,217
BNG Bank N.V.
26,002,000	0.000	06/09/22	25,996,650
16,078,000	0.000	06/21/22	16,069,550
BNZ International Funding Ltd.
25,919,000	0.000	07/01/22	25,897,418
BP Capital Markets PLC
13,500,000	0.000	09/07/22	13,448,842
Cafco LLC
13,583,000	0.000	08/24/22	13,535,759
Caisse d’Amortissement de la Dette Sociale
9,782,000	0.000	07/19/22	9,766,862
CDP Financial, Inc.
10,428,000	0.000	07/27/22	10,408,880
8,270,000	0.000	08/01/22	8,252,923
Charlotte-Mecklenb
14,464,000	0.000	06/01/22	14,464,000
Citigroup Global Markets, Inc.
3,750,000	0.000	09/06/22	3,733,738
6,024,000	0.000	04/21/23	5,877,872
Collateralized Commercial Paper V Co. LLC
14,084,000	0.000	07/11/22	14,065,057
Collateralized Commercial Paper FLEX Co. LLC
17,500,000	0.000	09/07/22	17,419,920
7,637,000	0.000	12/02/22	7,550,542
Commonwealth Bank of Australia
8,081,000	0.000	10/21/22	8,023,285
7,656,000	0.000	11/02/22	7,594,293
Dexia Credit Local SA
15,000,000	0.000	07/01/22	14,987,380
1,934,000	0.000	07/20/22	1,931,000
18,000,000	0.000	09/30/22	17,899,045
DNB Bank ASA
14,694,000	0.000	11/23/22	14,552,696

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(a) – (continued)
Dominion Energy, Inc.
$6,000,000	0.000%	06/02/22	$ 5,999,670
Dow Chemical Co.
10,000,000	0.000	06/03/22	9,999,144
9,250,000	0.000	06/13/22	9,246,279
DZ Bank AG
6,088,000	0.000	07/08/22	6,081,387
10,000,000	0.000	08/09/22	9,974,528
Ecolab, Inc.
7,300,000	0.000	06/23/22	7,294,408
Enbridge, Inc.
6,048,000	0.000	07/05/22	6,039,445
12,500,000	0.000	01/19/23	12,307,937
Entergy Corp.
7,000,000	0.000	06/03/22	6,999,438
3,400,000	0.000	07/06/22	3,395,940
3,900,000	0.000	07/08/22	3,895,023
14,475,000	0.000	08/18/22	14,425,860
Erste Abwicklungsanstalt
25,000,000	0.000	06/09/22	24,994,856
4,000,000	0.000	07/11/22	3,995,258
20,000,000	0.000	07/12/22	19,975,547
EssilorLuxottica SA
20,000,000	0.000	06/22/22	19,989,953
Fairway Finance Co. LLC
5,241,000	0.000	07/13/22	5,233,970
10,000,000	0.000	08/26/22	9,963,460
Fidelity National Information Services, Inc.
16,450,000	0.000	06/03/22	16,448,633
7,500,000	0.000	06/13/22	7,497,064
15,000,000	0.000	06/21/22	14,989,762
FMS Wertmanagement
10,000,000	0.000	08/04/22	9,976,582
Gotham Funding Corp.
12,512,000	0.000	07/25/22	12,488,239
12,522,000	0.000	07/26/22	12,497,554

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(a) – (continued)
GTA Funding LLC
$5,265,000	0.000%	06/03/22	$ 5,264,631
3,579,000	0.000	06/07/22	3,578,415
8,377,000	0.000	09/28/22	8,328,693
ING US Funding LLC
3,608,000	0.000	07/26/22	3,601,237
Ionic Capital III Trust
10,000,000	0.000	06/07/22	9,998,367
Kaiser Foundation Hospitals
10,800,000	0.000	07/14/22	10,785,176
11,500,000	0.000	08/02/22	11,474,280
Kreditanstalt fuer Wiederaufbau
16,500,000	0.000	08/02/22	16,462,578
Liberty Funding LLC
7,484,000	0.000	08/09/22	7,464,500
7,690,000	0.000	06/03/22	7,689,475
Lime Funding LLC
8,477,000	0.000	06/03/22	8,476,407
Lloyds Bank PLC
2,000,000	0.000	06/15/22	1,999,273
LMA SA LMA Americas
5,000,000	0.000	06/08/22	4,999,057
3,500,000	0.000	07/15/22	3,495,100
10,000,000	0.000	11/21/22	9,900,385
Macquarie Bank Ltd.
5,442,000	0.000	08/05/22	5,427,174
Mondelez International, Inc.
7,600,000	0.000	06/10/22	7,597,826
National Australia Bank Ltd.
1,607,000	0.000	09/06/22	1,600,294
5,000,000	0.000	09/09/22	4,978,215
3,000,000	0.000	11/01/22	2,975,783
National Securities Clearing Corp.
21,000,000	0.000	07/07/22	20,978,179
New York Power Authority
21,000,000	0.000	11/02/22	20,813,900
NextEra Energy Capital Holdings, Inc.
10,000,000	0.000	06/09/22	9,997,397
2,000,000	0.000	07/06/22	1,997,344

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(a) – (continued)
Nutrien Ltd.
$18,000,000	0.000%	06/08/22	$ 17,995,716
5,000,000	0.000	06/24/22	4,995,823
5,000,000	0.000	06/30/22	4,994,417
Oesterreichische Kontrollbank AG
25,000,000	0.000	06/27/22	24,982,375
Old Line Funding LLC
25,000,000	0.000	06/17/22	24,989,611
10,497,000	0.000	07/08/22	10,485,266
Pacific Life Short Term Funding LLC
15,834,000	0.000	05/19/23	15,403,150
PepsiCo, Inc.
4,000,000	0.000	06/06/22	3,999,460
PSP Capital, Inc.
20,000,000	0.000	08/17/22	19,941,587
Pure Grove Funding
11,000,000	0.000	06/27/22	10,992,080
QUALCOMM, Inc.
15,086,000	0.000	07/20/22	15,062,386
Reckitt Benckiser Treasury Services PLC
5,000,000	0.000	06/29/22	4,995,718
9,227,000	0.000	09/19/22	9,179,147
Ridgefield Funding Co. LLC
10,000,000	0.000	06/10/22	9,997,619
Royal Bank of Canada
10,000,000	0.000	10/24/22	9,919,254
2,509,000	0.000	11/09/22	2,485,708
Salisbury Receivables Co. LLC
4,000,000	0.000	08/08/22	3,990,233
Schlumberger Investment SA
15,525,000	0.000	06/16/22	15,519,294
Skandinaviska Enskilda Banken AB
5,000,000	0.000	06/22/22	4,997,116
6,000,000	0.000	07/05/22	5,994,108
Spire, Inc.
12,750,000	0.000	06/14/22	12,744,571

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(a) – (continued)
Starbird Funding Corp.
$10,416,000	0.000%	07/07/22	$ 10,404,749
Suncor Energy, Inc.
750,000	0.000	06/27/22	749,293
6,750,000	0.000	07/20/22	6,736,875
5,000,000	0.000	07/26/22	4,988,831
TELUS Corp.
9,879,000	0.000	06/21/22	9,872,258
15,000,000	0.000	09/13/22	14,925,494
10,160,000	0.000	09/22/22	10,103,632
The Stanley Works
10,000,000	0.000	06/21/22	9,994,517
10,302,000	0.000	08/05/22	10,276,200
The Walt Disney Co.
10,000,000	0.000	07/29/22	9,981,562
5,000,000	0.000	08/26/22	4,983,736
4,500,000	0.000	09/15/22	4,479,991
Thermo Fisher Scientific, Inc.
20,810,000	0.000	06/01/22	20,809,430
TransCanada PipeLines Ltd.
13,000,000	0.000	06/09/22	12,996,617
Trinity Health Corp.
20,000,000	0.000	06/28/22	19,986,840
UBS AG London
13,545,000	0.000	06/28/22	13,534,707
UDR, Inc.
7,289,000	0.000	06/23/22	7,283,416
Ventas Realty LP
3,400,000	0.000	06/07/22	3,399,326
Verizon Communications, Inc.
8,000,000	0.000	06/22/22	7,994,212
14,000,000	0.000	07/05/22	13,981,992
8,000,000	0.000	07/11/22	7,987,691
Versailles CDS LLC
5,308,000	0.000	07/05/22	5,302,669
10,000,000	0.000	07/12/22	9,987,237
9,000,000	0.000	08/05/22	8,977,824

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(a) – (continued)
Victory Receivables Corp.
$4,363,000	0.000%	06/22/22	$ 4,360,558
VW Credit, Inc.
10,209,000	0.000	06/13/22	10,205,004
17,000,000	0.000	08/26/22	16,934,102
Waste Management, Inc.
4,338,000	0.000	08/10/22	4,325,004
2,000,000	0.000	09/02/22	1,991,441
7,185,000	0.000	11/08/22	7,119,931
Westpac Banking Corp.
8,800,000	0.000	10/12/22	8,745,397
13,656,000	0.000	11/01/22	13,553,536
Xcel Energy, Inc.
19,026,000	0.000	06/13/22	19,018,552

			1,426,737,936

TOTAL SHORT-TERM INVESTMENTS (Cost $1,953,199,751)			$1,951,592,346

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT (Cost $4,313,179,549)			$4,450,964,743

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(e) – 1.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
62,112,228	0.660%	$ 62,112,228
(Cost $62,112,228)

TOTAL INVESTMENTS – 99.3% (Cost $4,375,291,777)		$4,513,076,971

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		32,206,615

NET ASSETS – 100.0%		$4,545,283,586

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2022.

(c)	All or a portion of security is on loan.

(d)	Security is currently in default and/or non-income producing.

(e)	Represents an affiliated fund.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Currency Abbreviations:
CAD	— Canadian Dollar
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
BP	— British Pound Offered Rate
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	677	06/17/22	$139,842,813	$(2,535,518)
2 Year U.S. Treasury Notes	4,935	09/30/22	1,041,786,208	(590,876)
5 Year U.S. Treasury Notes	2,303	09/30/22	260,131,047	(112,700)
10 Year U.S. Treasury Notes	3,747	09/21/22	447,590,859	(2,418,096)

TOTAL FUTURES CONTRACTS				$(5,657,190)

SWAP CONTRACTS — At May 31, 2022, the Portfolio had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty(a)	Termination Date(b)	Notional Amount (000s)		Value	Unrealized Appreciation/ (Depreciation)*

JPGSVENK Index(c)	0.090	J.P. Morgan Securities LLC	07/06/22		$139,951	$2,641,172	$2,641,172
SX7T Index	(0.007)	BofA Securities LLC	04/04/23	EUR	154,261	7,616,958	7,616,958
SX7T Index	(0.110)	MS & Co. Int. PLC	04/04/23		10,423	868,298	868,298

TOTAL						$11,126,428	$11,126,428

*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

(a)	Payments made quarterly.

(b)	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

(c)	The top 50 components are shown below.

A basket (JPGSVENK) of common stocks

Common Stocks	Sector	Shares	Value	Weight

CarMax Inc	Consumer Discretionary	1,249	$124,020	1.63%
MarketAxess Holdings Inc	Financials	436	122,673	1.61
Baxter International Inc	Health Care	1,613	122,635	1.61
Monster Beverage Corp	Consumer Staples	1,344	119,734	1.57
Take-Two Interactive Software Inc	Communication Services	934	116,281	1.53
PTC Inc	Information Technology	991	115,508	1.52
Brown-Forman Corp	Consumer Staples	1,743	115,257	1.51
CH Robinson Worldwide Inc	Industrials	1,051	114,084	1.5
Hasbro Inc	Consumer Discretionary	1,270	113,964	1.5
Netflix Inc	Communication Services	571	112,710	1.48
Aptiv PLC	Consumer Discretionary	1,048	111,296	1.46
Estee Lauder Cos Inc/The	Consumer Staples	437	111,250	1.46
Intuit Inc	Information Technology	267	110,516	1.45
Amazon.com Inc	Consumer Discretionary	46	109,939	1.44
ServiceNow Inc	Information Technology	235	109,861	1.44
Charles River Laboratories International	Health Care	463	108,398	1.42
Eaton Corp PLC	Industrials	777	107,723	1.41
Intuitive Surgical Inc	Health Care	473	107,703	1.41
Hormel Foods Corp	Consumer Staples	2,197	106,941	1.4
Wynn Resorts Ltd	Consumer Discretionary	1,588	104,955	1.38
Albemarle Corp	Materials	397	103,271	1.36
Tyler Technologies Inc	Information Technology	289	102,670	1.35
Norwegian Cruise Line Holdings Ltd	Consumer Discretionary	5,733	91,790	1.21
Twitter Inc	Communication Services	2,317	91,758	1.2
EPAM Systems Inc	Information Technology	263	89,069	1.17
Catalent Inc	Health Care	842	86,808	1.14
Royal Caribbean Cruises Ltd	Consumer Discretionary	1,453	84,358	1.11
Enphase Energy Inc	Information Technology	451	83,962	1.1
Caesars Entertainment Inc	Consumer Discretionary	1,666	83,577	1.1
Monolithic Power Systems Inc	Information Technology	185	83,210	1.09
Generac Holdings Inc	Industrials	335	82,736	1.09
International Flavors & Fragrances Inc	Materials	624	82,527	1.08
Autodesk Inc	Information Technology	394	81,752	1.07
Bio-Rad Laboratories Inc	Health Care	151	81,414	1.07
Analog Devices Inc	Information Technology	480	80,828	1.06
DR Horton Inc	Consumer Discretionary	1,073	80,618	1.06
Air Products and Chemicals Inc	Materials	322	79,378	1.04
NRG Energy Inc	Utilities	1,693	77,922	1.02
Lamb Weston Holdings Inc	Consumer Staples	1,152	77,879	1.02
Broadridge Financial Solutions Inc	Information Technology	530	77,477	1.02
STERIS PLC	Health Care	339	77,311	1.01
American Tower Corp	Real Estate	302	77,294	1.01
Copart Inc	Industrials	660	75,625	0.99
Amphenol Corp	Information Technology	1,060	75,134	0.99
Equifax Inc	Industrials	369	74,830	0.98
Ceridian HCM Holding Inc	Information Technology	1,324	74,545	0.98
Zoetis Inc	Health Care	435	74,283	0.98
Delta Air Lines Inc	Industrials	1,779	74,165	0.97
Match Group Inc	Communication Services	941	74,112	0.97
Walt Disney Co/The	Communication Services	669	73,862	0.97

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At May 31, 2022, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Written option contracts
Puts
Crude Oil		$45.000	11/16/2022	(2,081)	$(2,081,000)	$(874,020)	$(7,243,050)	$6,369,030

OVER-THE-COUNTER OPTIONS ON EQUITIES
Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
S&P 500 Index	Morgan Stanley & Co.	$4,050.000	07/15/2022	35,507	$14,380,335,000	$7,397,990	$5,208,877	$2,189,113

Written option contracts
Puts
S&P 500 Index	Citibank NA	3,877.570	12/30/2022	(61,820)	$(23,971,137,740)	$(12,215,051)	$(13,311,083)	$1,096,032
XLV Index	Citibank NA	127.250	12/30/2022	(1,052,774)	(13,396,549,150)	(6,166,629)	(8,461,039)	2,294,410
S&P 500 Index	J.P. Morgan Securities LLC	4,173.280	12/30/2022	(28,499)	(11,893,430,672)	(8,613,866)	(6,799,007)	(1,814,859)
S&P 500 Index	MS & Co. Int. PLC	4,210.380	12/30/2022	(27,878)	(11,737,697,364)	(8,872,436)	(6,749,177)	(2,123,259)
S&P 500 Index	MS & Co. Int. PLC	3,983.470	12/30/2022	(31,143)	(12,405,720,621)	(7,185,079)	(9,204,242)	2,019,163
S&P 500 Index	MS & Co. Int. PLC	3,800.000	08/19/2022	(34,354)	(13,054,520,000)	(2,831,950)	(5,264,757)	2,432,807
S&P 500 Index	MS & Co. Int. PLC	3,645.000	01/20/2023	(35,507)	(12,942,301,500)	(5,276,120)	(6,071,697)	795,577

Total written option contracts				(1,271,975)	$(99,401,357,047)	$(51,161,131)	$(55,861,002)	$4,699,871

TOTAL				(1,236,468)	$(85,021,022,047)	$(43,763,141)	$(50,652,125)	$6,888,984

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY
Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
Put EUR/Call USD	MS & Co. Int. PLC	$1.192	03/07/2023	36,490,000	$36,490,000	$3,711,839	$1,405,395	$2,306,444

Total purchased option contracts				36,490,000	$36,490,000	$3,711,839	$1,405,395	$2,306,444

Written option contracts
Puts
Put EUR/Call USD	MS & Co. Int. PLC	$1.192	03/07/2023	(36,490,000)	$(36,490,000)	$(3,711,839)	$(1,750,717)	$(1,961,122)

Total written option contracts				(36,490,000)	$(36,490,000)	$(3,711,839)	$(1,750,717)	$(1,961,122)

TOTAL				—	$—	$—	$(345,322)	$345,322

Abbreviation:
BofA Securities LLC	— Bank of America Securities LLC
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Basis of Consolidation for the Goldman Sachs Tactical Tilt Overlay Fund — The Cayman Commodity – TTIF, LLC. (the “Subsidiary”), a Cayman Islands exempted company is currently a wholly-owned subsidiary of the Tactical Tilt Overlay Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of May 31, 2022, the Fund’s net assets were $4,545,283,586, of which, $501,801,761, or 11.0%, represented the Subsidiary’s net assets.

Investment Valuation — Each Fund’s valuation policies are to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing big price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid big/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options contracts, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, basket of investments or indices, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

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May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of May 31, 2022:

GLOBAL MANAGED BETA

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$422,475	$14,226,383	$—
Australia and Oceania	—	4,317,456	—
Europe	3,265,468	35,652,171	—
North America	134,137,193	—	—
South America	—	19,674	—
Exchange Traded Funds	1,414,838,453	—	—
Investment Company	115,567,260	—	—
Securities Lending Reinvestment Vehicle	86,400,000	—	—

Total	$1,754,630,849	$54,215,684	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$21,658,766	$—
Purchased Option Contracts	12,705,385	—	—

Total	$12,705,385	$21,658,766	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(2,028,422)	$—
Futures Contracts(b)	(9,359,215)	—	—
Written Option Contracts	(5,477,600)	—	—

Total	$(14,836,815)	$(2,028,422)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

STRATEGIC FACTOR ALLOCATION

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Company	$1,689,182,207	$—	$—

Total	$1,689,182,207	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$4,882,051	$—
Futures Contracts(a)	739,779	—	—
Purchased Option Contracts	236,448	—	—

Total	$976,227	$4,882,051	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(2,554,867)	$—
Futures Contracts(a)	(14,834,198)	—	—
Written option contracts	(2,063,834)	—	—

Total	$(16,898,032)	$(2,554,867)	$—

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GS STRATEGIC VOLATILITY PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Company	$387,659,651	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$59,934	$—	$—
Purchased option contracts	55,795	—	—

Total	$115,729	$—	$—

Liabilities
Futures Contracts(a)	$(828,575)	$—	$—
Written option contracts	(47,645)	—	—

Total	$(876,220)	$—	$—

TACTICAL TILT OVERLAY

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations	$118,332,341	$—	$—
Exchange Traded Funds	338,171,561	—	—
Investment Companies	2,042,868,495	—	—
Short-term Investments	—	1,951,592,346	—
Securities Lending Reinvestment Vehicle	62,112,228	—	—

Total	$2,561,484,625	$1,951,592,346	$—

Derivative Type
Assets
Total Return Swap Contracts(a)	$—	$11,126,428	$—
Purchased Options Contracts	—	11,109,829	—

Total	$—	$22,236,257	$—

Liabilities
Futures Contracts(a)	$(5,657,190)	$—	$—
Written Option Contracts	—	(55,746,990)	—

Total	$(5,657,190)	$(55,746,990)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules and Consolidated Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of fixed income securities or instruments held by a Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. The credit quality of a Fund’s portfolio securities or instruments may meet a Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair a Fund’s liquidity and have the potential to cause significant NAV deterioration.

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivatives Risk — A Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR benchmarks will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the [Fund/Portfolio] may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

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May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, each Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by a Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Investments in the Underlying Funds Risk — The investments of a Fund may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. A Fund’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Fund is subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If a Fund has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, then liquidity risk may also refer to the risk that a Fund or an Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund or an Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund or an Underlying Fund are forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s or an Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s or an Underlying Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s or an Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.

Tax Risk — The Tactical Tilt Overlay Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Tactical Tilt Overlay Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that, would generally treat the Tactical Tilt Overlay Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Tactical Tilt Overlay Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Tactical Tilt Overlay Fund has limited its investments in commodity index-linked structured notes. The Tactical Tilt Overlay Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Tactical Tilt Overlay Fund’s income from such investments was not “qualifying income,” in which case the Tactical Tilt Overlay Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Tactical Tilt Overlay Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Tactical Tilt Overlay Fund shareholders.